UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-22718

Two Roads Shared Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, Corporate Trust Center
1209 Orange Street, Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	4/30

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

Holbrook Income Fund

Class A (HOBAX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$64	1.25%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,986,857,541
  Number of Portfolio Holdings294
  Advisory Fee (net of waivers)$10,319,954
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
40.0%
CLO
26.6%
U.S. Treasury Obligations
13.0%
CMBS
5.4%
Industrials
4.3%
Money Market Funds
3.4%
Energy
1.6%
Materials
1.0%
Real Estate
0.9%
Consumer Discretionary
0.9%
Consumer Staples
0.8%
Technology
0.7%
CMO
0.2%
Insurance
0.2%
Fixed Income
0.2%
ABS
0.1%
Other Assets in Excess of Liabilities
0.7%

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Income Fund - Class A (HOBAX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOBAX

Holbrook Income Fund

Class I (HOBIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$52	1.00%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,986,857,541
  Number of Portfolio Holdings294
  Advisory Fee (net of waivers)$10,319,954
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Income Fund - Class I (HOBIX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOBIX

Holbrook Income Fund

Investor Class (HOBEX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$77	1.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$2,986,857,541
  Number of Portfolio Holdings294
  Advisory Fee (net of waivers)$10,319,954
  Portfolio Turnover29%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	32.6%
Common Stocks	0.2%
Corporate Bonds	48.0%
Money Market Funds	3.4%
Open End Funds	0.2%
Preferred Stocks	1.8%
Term Loans	0.7%
U.S. Government & Agencies	13.1%
Warrant	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.7%
ABS	0.1%
Fixed Income	0.2%
Insurance	0.2%
CMO	0.2%
Technology	0.7%
Consumer Staples	0.8%
Consumer Discretionary	0.9%
Real Estate	0.9%
Materials	1.0%
Energy	1.6%
Money Market Funds	3.4%
Industrials	4.3%
CMBS	5.4%
U.S. Treasury Obligations	13.0%
CLO	26.6%
Financials	40.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.125%, 04/15/26	3.3%
United States Treasury Inflation Indexed Bonds, 0.125%, 01/15/30	3.2%
United States Treasury Inflation Indexed Bonds, 0.625%, 01/15/26	3.2%
United States Treasury Inflation Indexed Bonds, 1.625%, 04/15/30	2.9%
B Riley Financial, Inc., 8.000%, 01/01/28	2.9%
Babcock & Wilcox Enterprises, Inc., 8.750%, 06/30/30	2.6%
American Coastal Insurance Corporation, 7.250%, 12/15/27	2.1%
Kuvare US Holdings, Inc., 7.000%, 02/17/51	2.0%
NexBank Capital, Inc., 9.185%, 07/01/72	1.9%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	1.8%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Income Fund - Investor Class (HOBEX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOBEX

Holbrook Structured Income Fund

Class A (HOSAX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$78	1.53%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$510,810,355
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$2,503,519
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

CLO
57.0%
CMBS
31.3%
CMO
5.4%
Money Market Funds
2.3%
Fixed Income
2.0%
ABS
1.0%
U.S. Government & Agencies
0.9%
Financials
0.7%
Liabilities in Excess of Other Assets
-0.5%

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Structured Income Fund - Class A (HOSAX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOSAX

Holbrook Structured Income Fund

Class I (HOSIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.28%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$510,810,355
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$2,503,519
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Structured Income Fund - Class I (HOSIX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOSIX

Holbrook Structured Income Fund

Investor Class (HOSTX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Structured Income Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$91	1.78%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$510,810,355
  Number of Portfolio Holdings125
  Advisory Fee (net of waivers)$2,503,519
  Portfolio Turnover31%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	94.2%
Corporate Bonds	0.7%
Money Market Funds	2.3%
Open End Funds	1.9%
U.S. Government & Agencies	0.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Financials	0.7%
U.S. Government & Agencies	0.9%
ABS	1.0%
Fixed Income	2.0%
Money Market Funds	2.3%
CMO	5.4%
CMBS	31.3%
CLO	57.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
BXHPP Trust, 4.796%, 08/15/36	4.6%
Sound Point Clo XVI Ltd., 7.720%, 07/25/30	4.4%
Halcyon Loan Advisors Funding Ltd., 7.519%, 01/22/31	3.5%
THL Credit Wind River CLO Ltd., 7.146%, 10/20/30	3.1%
Catamaran CLO Ltd., 7.549%, 04/22/30	3.0%
BAHA Trust, 8.907%, 12/10/41	3.0%
Trinitas Clo IX Ltd., 7.596%, 01/20/32	2.4%
Carlyle Global Market Strategies CLO Ltd., 7.096%, 07/20/31	2.4%
Atlas Senior Loan Fund XIII, 8.229%, 04/22/31	2.2%
Capital Funding Mortgage Trust, 17.550%, 02/10/28	2.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Structured Income Fund - Investor Class (HOSTX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOSTX

Holbrook Total Return Fund

Class A (HOTAX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$72	1.40%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$16,058,897
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	36.2%
Corporate Bonds	44.2%
Money Market Funds	2.0%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	5.7%
U.S. Government & Agencies	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
45.1%
CMBS
21.5%
CMO
14.7%
U.S. Treasury Obligations
8.4%
U.S. Government & Agencies
3.3%
Energy
2.9%
Money Market Funds
2.0%
Communications
1.9%
Supranational
0.1%
Other Assets in Excess of Liabilities
0.1%

Value	Value
Other Assets in Excess of Liabilities	0.1%
Supranational	0.1%
Communications	1.9%
Money Market Funds	2.0%
Energy	2.9%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	8.4%
CMO	14.7%
CMBS	21.5%
Financials	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	5.0%
X-Caliber Funding, LLC, 25.000%, 03/31/26	4.4%
BAHA Trust, 8.907%, 12/10/41	3.9%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.4%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	3.3%
Morgan Stanley Capital I, Inc., 8.752%, 05/05/29	3.2%
Great Elm Capital Corporation	3.2%
GSMS Trust, 7.949%, 07/15/29	3.2%
Stellus Capital Investment Corporation, 7.250%, 04/01/30	3.2%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	3.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Total Return Fund - Class A (HOTAX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOTAX

Holbrook Total Return Fund

Class I (HOTIX)

Semi-Annual Shareholder Report - October 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Holbrook Total Return Fund for the period of May 1, 2025 to October 31, 2025.  You can find additional information about the Fund at https://www.holbrookfunds.com/resources. You can also request this information by contacting us at 1-877-345-8646.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$59	1.15%Footnote Reference*
Footnote	Description
Footnote*	Annualized

Fund Statistics

  Net Assets$16,058,897
  Number of Portfolio Holdings61
  Advisory Fee (net of waivers)$0
  Portfolio Turnover9%

Asset Weighting (% of total investments)

Value	Value
Asset Backed Securities	36.2%
Corporate Bonds	44.2%
Money Market Funds	2.0%
Non U.S. Government & Agencies	0.1%
Preferred Stocks	5.7%
U.S. Government & Agencies	11.8%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.1%
Supranational	0.1%
Communications	1.9%
Money Market Funds	2.0%
Energy	2.9%
U.S. Government & Agencies	3.3%
U.S. Treasury Obligations	8.4%
CMO	14.7%
CMBS	21.5%
Financials	45.1%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
United States Treasury Inflation Indexed Bonds, 0.750%, 02/15/42	5.0%
X-Caliber Funding, LLC, 25.000%, 03/31/26	4.4%
BAHA Trust, 8.907%, 12/10/41	3.9%
United States Treasury Inflation Indexed Bonds, 2.125%, 02/15/54	3.4%
Morgan Stanley Capital I, Inc., 8.542%, 05/05/29	3.3%
Morgan Stanley Capital I, Inc., 8.752%, 05/05/29	3.2%
Great Elm Capital Corporation	3.2%
GSMS Trust, 7.949%, 07/15/29	3.2%
Stellus Capital Investment Corporation, 7.250%, 04/01/30	3.2%
ReadyCap Holdings, LLC, 9.375%, 03/01/28	3.2%

Material Fund Changes

No material changes occurred during the period ended October 31, 2025.

Holbrook Total Return Fund - Class I (HOTIX)

Semi-Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.holbrookfunds.com/resources), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 103125-HOTIX

(a)	Tailored Shareholder Report

(b)	Not applicable

Item 2. Code of Ethics. Not applicable for semi-annual reports

Item 3. Audit Committee Financial Expert. Not applicable for semi-annual reports

Item 4. Principal Accountant Fees and Services. Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants. Not applicable to open-end investment companies.

Item 6. Investments.

(a)	The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Holbrook Income Fund
Holbrook Structured Income Fund Holbrook Total Return Fund

Class I Shares (HOBIX, HOSIX, HOTIX)
Investor Class Shares (HOBEX, HOSTX)
Class A Shares (HOBAX, HOSAX, HOTAX)

Semi-Annual Financial Statements

and

Additional Information

October 31, 2025

Advised by:
Holbrook Holdings, Inc.
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

www.holbrookholdings.com
1-877-345-8646

Distributed by Northern Lights Distributors, LLC
Member FINRA

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares				Fair Value
	COMMON STOCKS — 0.2%
	INSURANCE - 0.2%
3,242	Specialty Transportation Holdings, LLC(a),(b),(c)			$5,877,827

	TOTAL COMMON STOCKS (Cost $5,635,360)			5,877,827

	OPEN END FUNDS — 0.2%
	FIXED INCOME - 0.2%
500,000	Holbrook Total Return Fund, Class I(d)			5,028,050

	TOTAL OPEN END FUNDS (Cost $5,000,000)			5,028,050

		Coupon Rate
		(%)	Maturity
	PREFERRED STOCKS — 1.8%
	ASSET MANAGEMENT — 1.1%
1,247,744	Gladstone Investment Corporation	5.0000	05/01/26	31,455,627

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
81,355	Gladstone Land Corporation - Series D	5.0000	01/31/26	2,022,485
44,000	Vinebrook Homes Trust, Inc.(b),(e)	6.5000	10/07/27	968,000
				2,990,485
	REAL ESTATE SERVICES — 0.6%
288,000	Greystone SDOF Preferred Equity, LLC(e)	6.7500	12/23/25	7,176,960
3,950	UIRC-GSA International, LLC(e)	6.5000	Perpetual	3,476,000
9,180	UIRC-GSA International, LLC(e)	6.0000	Perpetual	8,262,000
				18,914,960
	TOTAL PREFERRED STOCKS (Cost $52,690,730)			53,361,072

Principal
Amount ($)
	ASSET BACKED SECURITIES — 32.3%
	AGENCY CMBS — 0.1%
2,100,000	FREMF Mortgage Trust Series 2016-K56 C(e),(f)	4.0980	06/25/49	2,086,867
2,000,000	FREMF Mortgage Trust Series 2016-K57 C(e),(f)	4.0700	08/25/49	1,984,649
				4,071,516

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6%
500,000	522 Funding CLO Ltd. Series 2018-3A CR(e),(g)	TSFR3M + 2.312%	6.1960	10/20/31	$501,278
2,535,058	ACAS CLO Ltd. Series 2015-1A CRR(e),(g)	TSFR3M + 2.462%	6.3460	10/18/28	2,536,559
10,500,000	ACAS CLO Ltd. Series 2015-1A DRR(e),(g)	TSFR3M + 3.212%	7.0960	10/18/28	10,535,679
895,000	Allegro CLO X Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.050%	5.9340	04/20/32	896,738
3,100,000	AMMC CLO XII Ltd. Series 2013-12A DR(e),(g)	TSFR3M + 2.962%	7.1880	11/10/30	3,124,704
1,000,000	Annisa CLO Ltd. Series 2016-2A DRR(e),(g)	TSFR3M + 2.800%	6.6840	07/20/31	1,001,204
18,225,000	Apex Credit Clo Ltd. Series 2018-1A CR(e),(g)	TSFR3M + 2.000%	5.8580	04/25/31	18,224,726
9,000,000	APEX CREDIT CLO Ltd. Series 2018-2A CR3(e),(g)	TSFR3M + 1.900%	5.7840	10/20/31	8,999,748
3,165,000	Apidos CLO XII Series 12A CRR(e),(g)	TSFR3M + 1.800%	5.7050	04/15/31	3,165,272
345,000	Apidos CLO XXIV Series 2016-24A BRR(e),(g)	TSFR3M + 2.312%	6.1960	10/20/30	345,875
1,255,999	Atlas Senior Loan Fund Ltd. Series 2017-8A C(e),(g)	TSFR3M + 2.812%	6.7050	01/16/30	1,258,421
7,000,000	Atlas Senior Loan Fund VII Ltd. Series 2016-7A CR(e),(g)	TSFR3M + 2.762%	6.9590	11/27/31	7,022,666
3,375,000	Atlas Senior Loan Fund XI Ltd. Series 2018-11A C(e),(g)	TSFR3M + 2.212%	6.0700	07/26/31	3,382,503
37,000,000	Bain Capital Credit CLO Series 2018-2A CR(e),(g)	TSFR3M + 1.950%	5.8340	07/19/31	36,998,963
13,400,000	Barings CLO Ltd. Series 2015-IA DR(e),(g)	TSFR3M + 2.862%	6.7460	01/20/31	13,418,397
8,500,000	Battalion CLO XII Ltd. Series 2018-12A DRR(e),(g)	TSFR3M + 2.600%	6.7850	05/17/31	8,488,704
1,150,000	BlueMountain CLO Ltd. Series 2018-1(e),(g)	TSFR3M + 1.962%	5.8000	07/30/30	1,152,939
3,520,000	BlueMountain CLO Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.312%	6.1500	07/30/30	3,529,951
2,337,500	BlueMountain CLO Ltd. Series 2013-2(e),(g)	TSFR3M + 2.212%	6.0690	10/22/30	2,341,630
3,830,000	BlueMountain CLO Ltd. Series 2013-2A DR(e),(g)	TSFR3M + 3.162%	7.0190	10/22/30	3,855,975
1,000,000	BlueMountain CLO Ltd. Series 2018-3 BR(e),(g)	TSFR3M + 1.850%	5.7080	10/25/30	1,002,783
5,350,000	BlueMountain CLO Ltd. Series 2018-3A C(e),(g)	TSFR3M + 2.462%	6.3200	10/25/30	5,365,708
1,300,000	BlueMountain CLO Ltd. Series 2016-3A CR(e),(g)	TSFR3M + 2.462%	6.6730	11/15/30	1,303,981
1,000,000	BlueMountain CLO Ltd. Series 2018-2 B(e),(g)	TSFR3M + 1.962%	6.1730	08/15/31	1,002,082
3,830,000	BlueMountain CLO Ltd. Series 2018-2A C(e),(g)	TSFR3M + 2.462%	6.6730	08/15/31	3,845,443
1,000,000	BlueMountain CLO XXII Ltd. Series 22A B(e),(g)	TSFR3M + 1.762%	5.6660	07/15/31	1,000,200
5,500,000	BlueMountain CLO XXII Ltd. Series 22A C(e),(g)	TSFR3M + 2.212%	6.1160	07/15/31	5,501,397
1,000,000	BlueMountain Fuji US CLO II Ltd. Series 2017-2A(e),(g)	TSFR3M + 2.412%	6.2960	10/20/30	1,002,899
2,500,000	Buttermilk Park CLO Ltd. Series 1A CR(e),(g)	TSFR3M + 1.950%	5.8550	10/15/31	2,506,410
1,850,000	Canyon Capital CLO Ltd. Series 2012-1RA C(e),(g)	TSFR3M + 2.262%	6.1660	07/15/30	1,853,676
665,000	Canyon Capital CLO Ltd. Series 2014-1A BR(e),(g)	TSFR3M + 2.062%	5.9000	01/30/31	665,926
290,000	Canyon Capital CLO Ltd. Series 2016-1A BR(e),(g)	TSFR3M + 1.962%	5.8660	07/15/31	290,600

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6% (Continued)
1,000,000	Canyon Capital CLO Ltd. Series 2016-1 CR(e),(g)	TSFR3M + 2.162%	6.0660	07/15/31	$1,001,113
5,000,000	Canyon CLO Ltd. Series 2018-1A B(e),(g)	TSFR3M + 1.962%	5.8660	07/15/31	5,014,545
952,000	Carbone CLO Ltd. Series 2017-1A(e),(g)	TSFR3M + 2.062%	5.9460	01/20/31	953,371
7,476,000	Catamaran CLO Ltd. Series 2014-1A BR(e),(g)	TSFR3M + 2.422%	6.2790	04/22/30	7,494,924
6,218,000	Chenango Park CLO Ltd. Series 1A CR(e),(g)	TSFR3M + 2.750%	6.6550	04/15/30	6,262,614
4,885,000	CIFC Funding Ltd. Series 2017-4A A2R(e),(g)	TSFR3M + 1.812%	5.6770	10/24/30	4,891,903
1,362,500	Dryden 30 Senior Loan Fund Series 2013-30A DR(e),(g)	TSFR3M + 2.862%	7.0730	11/15/28	1,364,361
11,000,000	Dryden 40 Senior Loan Fund Series 40A CR2(e),(g)	TSFR3M + 2.250%	6.4610	08/15/31	11,047,124
500,000	Dryden 41 Senior Loan Fund Series 2015-41A CR(e),(g)	TSFR3M + 2.012%	5.9160	04/15/31	501,148
570,000	Dryden 49 Senior Loan Fund Series 49A BR(e),(g)	TSFR3M + 1.862%	5.7460	07/18/30	570,976
2,500,000	Dryden 49 Senior Loan Fund Series 2017-49A CR(e),(g)	TSFR3M + 2.312%	6.1960	07/18/30	2,507,643
355,000	Dryden 54 Senior Loan Fund Series 2017-54A C(e),(g)	TSFR3M + 2.412%	6.2960	10/19/29	356,300
15,350,000	Dryden 55 CLO Ltd. Series 2018-55A C(e),(g)	TSFR3M + 2.162%	6.0660	04/15/31	15,372,364
1,000,000	Dryden 64 CLO Ltd. Series 64A C(e),(g)	TSFR3M + 2.012%	5.8960	04/18/31	1,000,873
7,500,000	Dryden 64 CLO Ltd.(e),(g)	TSFR3M + 2.912%	6.7960	04/18/31	7,478,408
6,600,000	Eaton Vance Clo Ltd. Series 2015-1A DR(e),(g)	TSFR3M + 2.762%	6.6460	01/20/30	6,609,649
2,110,000	Eaton Vance CLO Ltd. Series 2014-1RA C(e),(g)	TSFR3M + 2.362%	6.2660	07/15/30	2,116,294
9,800,000	Elevation CLO Ltd. Series 2018-10A DR(e),(g)	TSFR3M + 2.400%	6.2840	10/20/31	9,787,299
3,333,726	Ellington CLO II Ltd. Series 2017-2A C(e),(g)	TSFR3M + 3.162%	7.3730	02/15/29	3,347,201
6,404,779	Ellington CLO III Ltd. Series 2018-3A C(e),(g)	TSFR3M + 2.512%	6.3960	07/20/30	6,418,005
2,000,000	Fortress Credit BSL III Ltd. Series 1A CR(e),(g)	TSFR3M + 2.562%	6.4460	04/18/31	2,003,326
995,000	Fortress Credit Bsl VII Ltd. Series 2019-1A CR(e),(g)	TSFR3M + 2.100%	5.9600	07/23/32	997,572
290,000	Fortress Credit BSL VIII Ltd. Series 2019-2A CR(e),(g)	TSFR3M + 2.000%	5.8700	10/20/32	290,409
996,130	Greywolf CLO V Ltd. Series 2015-1A BR(e),(g)	TSFR3M + 2.262%	6.1200	01/27/31	996,751
40,110	Halcyon Loan Advisors Funding Ltd. Series 2017-1A BR(e),(g)	TSFR3M + 2.512%	6.3700	06/25/29	40,148
202,182	Halcyon Loan Advisors Funding Ltd. Series 2017-2A(e),(g)	TSFR3M + 2.362%	6.2430	01/17/30	202,418
8,650,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A B(e),(g)	TSFR3M + 2.612%	6.4690	01/22/31	8,670,276
163,808	Harbourview CLO Series 7RA B(e),(g)	TSFR3M + 1.962%	5.8460	07/18/31	163,876
1,027,355	Highbridge Loan Management Series 3A-2014 BR(e),(g)	TSFR3M + 2.662%	6.5460	07/18/29	1,029,981
2,565,000	Highbridge Loan Management 2013-2 Ltd. Series 2A BR(e),(g)	TSFR3M + 2.162%	6.0460	10/20/29	2,568,668
13,282,000	ICG US CLO Ltd. Series 2014-2A DRR(e),(g)	TSFR3M + 2.962%	6.8660	01/15/31	13,330,452
12,150,000	ICG US CLO Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.862%	6.7320	04/21/31	12,183,497
2,800,000	Jamestown CLO XI Ltd. Series 2018-11A A2(e),(g)	TSFR3M + 1.962%	5.8730	07/14/31	2,807,322
12,400,000	Jefferson Mill CLO Ltd. Series 2015-1A CRR(e),(g)	TSFR3M + 2.550%	6.4340	10/20/31	12,453,282

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6% (Continued)
1,200,000	KKR CLO 12 Ltd. Series 12 BR2(e),(g)	TSFR3M + 1.962%	5.8660	10/15/30	$1,202,758
5,000,000	KKR CLO 12 Ltd. Series 12 DR2(e),(g)	TSFR3M + 3.362%	7.2660	10/15/30	5,017,825
4,500,000	KKR CLO 15 Ltd. Series 15 CR2(e),(g)	TSFR3M + 1.900%	5.7840	01/18/32	4,509,783
3,000,000	KKR CLO 15 Ltd. Series 15 DR2(e),(g)	TSFR3M + 3.000%	6.8840	01/18/32	3,003,519
8,000,000	KKR CLO 20 Ltd. Series 20 DR(e),(g)	TSFR3M + 2.900%	6.7940	10/16/30	8,070,640
1,000,000	KKR CLO 21 Ltd. Series 21 C(e),(g)	TSFR3M + 2.062%	5.9660	04/15/31	1,001,515
4,522,000	KKR CLO 21 Ltd. Series 21 D(e),(g)	TSFR3M + 2.862%	6.7660	04/15/31	4,532,265
3,450,000	KKR Financial CLO Ltd. Series 2013-1A BR2(e),(g)	TSFR3M + 1.950%	5.8550	04/15/29	3,455,106
5,750,000	LCM 30 Ltd. Series 30A CR(e),(g)	TSFR3M + 2.262%	6.1460	04/20/31	5,757,452
8,330,000	LCM XVII, L.P. Series 17A CRR(e),(g)	TSFR3M + 2.362%	6.2660	10/15/31	8,352,124
1,190,000	Madison Park Funding XXIV Ltd. Series 2016-24A CR2(e),(g)	TSFR3M + 2.050%	5.9340	10/20/29	1,192,244
1,436,266	Man GLG US CLO Series 1A A2R(e),(g)	TSFR3M + 1.892%	5.7760	04/22/30	1,437,473
4,000,000	Man GLG US CLO Series 1A CR(e),(g)	TSFR3M + 3.332%	7.2160	04/22/30	4,005,752
82,619	MidOcean Credit CLO III Series 2014-3A BR(e),(g)	TSFR3M + 2.062%	5.9320	04/21/31	82,653
2,050,000	MidOcean Credit CLO III Series 2014-3A CR(e),(g)	TSFR3M + 2.262%	6.1320	04/21/31	2,052,046
3,640,000	MidOcean Credit CLO VI Series 6A BRRR(e),(g)	TSFR3M + 1.700%	5.5700	04/20/33	3,648,019
2,000,000	MidOcean Credit CLO VI Series 2016-6A CRRR(e),(g)	TSFR3M + 2.200%	6.0700	04/20/33	2,005,888
1,082,925	MJX Venture Management II, LLC Series 18RR D(e),(g)	TSFR3M + 4.012%	7.9160	10/16/29	1,075,250
1,264,859	MJX Venture Management II, LLC Series 28RR BF(e)		3.7790	07/22/30	1,262,700
3,375,000	MJX Venture Management II, LLC Series 22RR B(e),(g)	TSFR3M + 2.112%	6.0050	01/16/31	3,386,681
1,875,000	MJX Venture Management II, LLC Series 22RR C(e),(g)	TSFR3M + 2.612%	6.5050	01/16/31	1,879,911
1,675,000	MJX Venture Management II, LLC Series 22RR D(e),(g)	TSFR3M + 3.662%	7.5550	01/16/31	1,672,740
750,000	Mountain View CLO IX Ltd. Series 9A A2R(e),(g)	TSFR3M + 2.042%	5.9460	07/15/31	751,362
700,000	Mountain View CLO, LLC Series 2017-2A C(e),(g)	TSFR3M + 2.162%	6.0550	01/16/31	700,426
2,500,000	Newark BSL CLO 2 Ltd. Series 1A BR(e),(g)	TSFR3M + 2.012%	5.8700	07/25/30	2,506,353
12,350,000	Northwoods Capital XII-B Ltd. Series 2018-12BA CR(e),(g)	TSFR3M + 2.050%	6.0880	06/15/31	12,359,584
1,500,000	Northwoods Capital XVII Ltd. Series 17A C(e),(g)	TSFR3M + 2.112%	5.9690	04/22/31	1,500,803
1,505,000	OCP CLO Ltd. Series 2014-5A BR(e),(g)	TSFR3M + 2.062%	5.9200	04/26/31	1,507,769
2,500,000	Octagon Investment Partners 26 Ltd. Series 2016-1A CR(e),(g)	TSFR3M + 2.062%	5.9660	07/15/30	2,504,625
5,750,000	Octagon Investment Partners 27 Ltd. Series 1A CR(e),(g)	TSFR3M + 2.362%	6.2660	07/15/30	5,762,104
3,152,000	Octagon Investment Partners 34 Ltd. Series 1A D(e),(g)	TSFR3M + 2.762%	6.6460	01/20/30	3,152,801
1,500,000	Octagon Investment Partners 36 Ltd. Series 1A C(e),(g)	TSFR3M + 1.962%	5.8660	04/15/31	1,502,264
3,130,000	Octagon Investment Partners 39 Ltd. Series 2018-3A D(e),(g)	TSFR3M + 3.212%	7.0960	10/20/30	3,138,908
500,000	Octagon Investment Partners XVI Ltd. Series 2013-1A (e),(g)	TSFR3M + 1.862%	5.7430	07/17/30	501,522

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6% (Continued)
2,435,000	Octagon Investment Partners XVII Ltd. Series 1A CR2(e),(g)	TSFR3M + 1.962%	5.8200	01/25/31	$2,435,521
1,000,000	Octagon Investment Partners XXI Ltd. Series 1A CR4(e),(g)	TSFR3M + 2.250%	6.4830	02/14/31	1,001,749
2,255,000	Octagon Investment Partners XXII Ltd. Series 2014-1A CRR(e),(g)	TSFR3M + 2.162%	6.0190	01/22/30	2,262,239
4,500,000	Octagon Investment Partners XXII Ltd. Series 2014-1A DRR(e),(g)	TSFR3M + 3.012%	6.8690	01/22/30	4,512,591
3,595,000	OZLM VI Ltd. Series 2014-6A B1T(e),(g)	TSFR3M + 2.000%	5.8820	04/17/31	3,601,147
16,470,000	OZLM VI Ltd. Series 2014-6A CT(e),(g)	TSFR3M + 2.900%	6.7820	04/17/31	16,485,217
2,000,000	OZLM XVIII Ltd. Series 18A B(e),(g)	TSFR3M + 1.812%	5.7160	04/15/31	2,002,214
2,450,000	OZLM XVIII Ltd. Series 2018-18A C(e),(g)	TSFR3M + 2.112%	6.0160	04/15/31	2,457,455
8,250,000	OZLM XVIII Ltd. Series 2018-18A D(e),(g)	TSFR3M + 3.112%	7.0160	04/15/31	8,251,964
4,915,000	OZLM XX Ltd. Series 2018-20A B(e),(g)	TSFR3M + 2.212%	6.0960	04/20/31	4,929,199
4,305,000	OZLM XXI Ltd. Series 2017-21A C(e),(g)	TSFR3M + 2.932%	6.8160	01/20/31	4,315,112
5,642,000	OZLM XXII Ltd. Series 2018-22A C(e),(g)	TSFR3M + 2.912%	6.7930	01/17/31	5,652,776
620,000	OZLM XXIV Ltd. Series 2019-24A BR(e),(g)	TSFR3M + 2.612%	6.4960	07/20/32	622,226
1,000,000	Rockford Tower CLO Ltd. Series 2017-3A C(e),(g)	TSFR3M + 2.062%	5.9460	10/20/30	1,001,327
10,250,000	Rockford Tower CLO Ltd. Series 2017-3A D(e),(g)	TSFR3M + 2.912%	6.7960	10/20/30	10,280,648
500,000	Rockford Tower CLO Ltd. Series 2018-1A C(e),(g)	TSFR3M + 2.312%	6.5150	05/20/31	500,596
7,000,000	Rockford Tower CLO Ltd. Series 2019-2A CR2(e),(g)	TSFR3M + 2.000%	6.2040	08/20/32	7,011,221
1,500,000	Romark CLO Ltd. Series 1A B(e),(g)	TSFR3M + 2.412%	6.2710	10/23/30	1,503,627
1,102,414	Saranac CLO VII Ltd. Series 2014-2A CR(e),(g)	TSFR3M + 2.512%	6.7150	11/20/29	1,102,740
5,000,000	Shackleton CLO Ltd. Series 2013-1A(e),(g)	TSFR3M + 2.212%	6.1160	07/15/30	5,009,613
1,650,000	Shackleton CLO Ltd. Series 2013-4RA A2A(e),(g)	TSFR3M + 1.862%	5.7730	04/13/31	1,651,538
1,555,000	Shackleton CLO Ltd. Series 2013-4RA(e),(g)	TSFR3M + 2.162%	6.0730	04/13/31	1,558,048
2,000,000	Shackleton CLO Ltd. Series 2013-4RA A2CR(e),(g)	TSFR3M + 2.462%	6.3730	04/13/31	2,008,998
250,000	Shackleton CLO Ltd. Series 2013-4RA C(e),(g)	TSFR3M + 3.132%	7.0430	04/13/31	250,473
9,550,000	Shackleton CLO Ltd. Series 2014-5RA C(e),(g)	TSFR3M + 2.412%	6.6530	05/07/31	9,583,893
5,955,000	Shackleton CLO Ltd. Series 2015-7RA DRR(e),(g)	TSFR3M + 3.000%	6.9050	07/15/31	5,962,581
7,420,000	Sound Point CLO II Ltd. Series 2013-1A A3R(e),(g)	TSFR3M + 2.112%	5.9700	01/26/31	7,433,341
455,843	Sound Point CLO III-R Ltd. Series 2013-2RA D(e),(g)	TSFR3M + 3.212%	7.1160	04/15/29	455,838
7,500,000	Sound Point CLO IX Ltd. Series 2015-2A BRRR(e),(g)	TSFR3M + 2.062%	5.9460	07/20/32	7,517,430
10,000,000	Sound Point CLO IX Ltd. Series 2015-2A CRRR(e),(g)	TSFR3M + 2.762%	6.6460	07/20/32	10,020,880
2,500,000	Sound Point CLO VII-R Ltd. Series 2014-3RA C(e),(g)	TSFR3M + 2.512%	6.3710	10/23/31	2,507,720
1,000,000	Sound Point CLO V-R Ltd. Series 2014-1RA B(e),(g)	TSFR3M + 2.012%	5.8960	07/18/31	1,000,228
10,500,000	Sound Point CLO V-R Ltd. Series 2014-1RA C(e),(g)	TSFR3M + 2.362%	6.2460	07/18/31	10,521,788
8,000,000	Sound Point CLO XIX Ltd. Series 1A D(e),(g)	TSFR3M + 2.912%	6.8160	04/15/31	8,060,416

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6% (Continued)
553,815	Sound Point CLO XV Ltd. Series 2017-1A D(e),(g)	TSFR3M + 3.862%	7.7210	01/23/29	$554,115
2,890,000	Sound Point CLO XVI Ltd. Series 2017-2A CR(e),(g)	TSFR3M + 2.462%	6.3200	07/25/30	2,897,066
3,000,000	Sound Point CLO XXI Ltd. Series 2018-3A B(e),(g)	TSFR3M + 2.462%	6.3200	10/26/31	3,022,971
20,000,000	Sound Point CLO XXII Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.050%	5.9340	01/20/32	20,037,499
515,000	Sounds Point CLO IV-R Ltd. Series 3RA B(e),(g)	TSFR3M + 2.012%	5.8960	04/18/31	516,571
8,440,000	Sounds Point CLO IV-R Ltd. Series 2013-3RA C(e),(g)	TSFR3M + 2.512%	6.3960	04/18/31	8,466,578
1,425,000	Steele Creek CLO Ltd. Series 2017-1A C(e),(g)	TSFR3M + 2.162%	6.0660	10/15/30	1,428,645
2,305,000	Steele Creek CLO Ltd. Series 2014-1RA C(e),(g)	TSFR3M + 2.212%	6.0820	04/21/31	2,308,126
690,000	Steele Creek CLO Ltd. Series 2016-1A CR(e),(g)	TSFR3M + 2.162%	6.1990	06/15/31	691,590
15,000,000	Steele Creek CLO Ltd. Series 2019-1A CRR(e),(g)	TSFR3M + 2.200%	6.1050	04/15/32	15,020,669
2,000,000	Symphony CLO XIX Ltd. Series 19A C(e),(g)	TSFR3M + 2.012%	5.9050	04/16/31	2,002,590
480,000	Symphony CLO XV Ltd. Series 2014-15A CR3(e),(g)	TSFR3M + 2.612%	6.4930	01/17/32	481,446
3,755,000	Symphony CLO XVI Ltd. Series 2015-16A C1RR(e),(g)	TSFR3M + 2.200%	6.1050	10/15/31	3,764,406
1,090,000	Symphony CLO XX Ltd. Series 20A CR2(e),(g)	TSFR3M + 1.950%	5.8440	01/16/32	1,092,120
2,662,000	TCI-Symphony CLO Ltd. Series 2017-1A CR(e),(g)	TSFR3M + 2.062%	5.9660	07/15/30	2,665,729
785,000	THL Credit Wind River Clo Ltd. Series 2019-3A CR2(e),(g)	TSFR3M + 2.000%	5.9050	04/15/31	785,000
10,800,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA C(e),(g)	TSFR3M + 2.562%	6.4660	10/15/30	10,831,741
750,000	THL Credit Wind River CLO Ltd. Series 2015-1A C1(e),(g)	TSFR3M + 2.412%	6.2960	10/20/30	752,913
6,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(e),(g)	TSFR3M + 3.262%	7.1460	10/20/30	6,028,666
2,215,000	TIAA CLO IV Ltd. Series 2018-1A BR(e),(g)	TSFR3M + 2.150%	6.0340	01/20/32	2,223,045
9,200,000	TRINITAS CLO IV Ltd. Series 2016-4A DR(e),(g)	TSFR3M + 3.622%	7.5060	10/18/31	9,237,536
10,000,000	Trinitas CLO VIII Ltd. Series 2018-8A D(e),(g)	TSFR3M + 3.362%	7.2460	07/20/31	10,015,030
750,000	Upland CLO Ltd. Series 1A BR(e),(g)	TSFR3M + 2.112%	5.9960	04/20/31	752,270
10,625,000	Venture 31 CLO Ltd. Series 2018-31A C1(e),(g)	TSFR3M + 2.212%	6.0960	04/20/31	10,640,906
7,000,000	Venture 32 CLO Ltd. Series 2018-32A B(e),(g)	TSFR3M + 1.912%	5.7960	07/18/31	7,020,489
3,491,558	Venture XIII CLO Ltd. Series 2013-13A DR(e),(g)	TSFR3M + 3.562%	7.6310	09/10/29	3,494,323
15,250,000	Venture XIX CLO Ltd. Series 19A CRR(e),(g)	TSFR3M + 2.712%	6.6160	01/15/32	15,296,679
15,625,000	Venture XXII CLO Ltd. Series 2015-22A CR(e),(g)	TSFR3M + 2.162%	6.0660	01/15/31	15,662,812
2,000,000	Venture XXIX CLO Ltd. Series 29A C(e),(g)	TSFR3M + 2.762%	6.9730	09/07/30	2,008,446
500,000	Venture XXVII CLO Ltd. Series 27A CR(e),(g)	TSFR3M + 2.562%	6.4460	07/20/30	502,372
3,500,000	Venture XXVIII CLO Ltd. Series 2017-28A C2R(e),(g)	TSFR3M + 2.462%	6.3460	07/20/30	3,506,991
1,650,000	Venture XXX CLO Ltd. Series 30RR A2(e),(g)	TSFR3M + 1.962%	5.8660	01/15/31	1,652,379
3,000,000	Venture XXX CLO Ltd. Series 2017-30A C(e),(g)	TSFR3M + 2.212%	6.1160	01/15/31	3,008,448
1,000,000	Voya CLO 2018-1 Ltd. Series 1A B(e),(g)	TSFR3M + 2.062%	5.9460	04/19/31	1,001,022

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	CLO — 26.6% (Continued)
4,100,000	Voya CLO 2018-2 Ltd. Series 2A C1(e),(g)	TSFR3M + 2.112%	6.0160	07/15/31	$4,107,823
2,500,000	Voya CLO Ltd. Series 2013-1A BR(e),(g)	TSFR3M + 2.162%	6.0660	10/15/30	2,503,978
6,500,000	Voya CLO Ltd. Series 2016-1A CR(e),(g)	TSFR3M + 2.912%	6.7960	01/20/31	6,500,039
4,700,000	Voya CLO Ltd. Series 2014-4A BR2(e),(g)	TSFR3M + 2.352%	6.2630	07/14/31	4,713,889
2,578,601	Wellfleet CLO Ltd. Series 2016-2A CR(e),(g)	TSFR3M + 3.212%	7.0960	10/20/28	2,587,347
9,413,152	Wind River CLO Ltd. Series 2013-1A CR(e),(g)	TSFR3M + 3.912%	7.7960	07/20/30	9,450,108
5,137,263	Z Capital Credit Partners CLO Ltd. Series 2018-1A B(e),(g)	TSFR3M + 2.712%	6.6050	01/16/31	5,149,325
8,825,000	Zais CLO 11 Ltd. Series 2018-11A CR(e),(g)	TSFR3M + 2.450%	6.3340	01/20/32	8,861,153
475,000	Zais CLO 13 Ltd. Series 13A C1R(e),(g)	TSFR3M + 2.400%	6.3050	07/15/32	476,482
2,075,000	Zais CLO 3 Ltd. Series 2015-3A BR(e),(g)	TSFR3M + 2.912%	6.8160	07/15/31	2,082,188
12,400,000	Zais CLO 7 Ltd. Series 2017-2A C(e),(g)	TSFR3M + 2.712%	6.6160	04/15/30	12,426,127
					794,151,997
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.2%
3,428,178	Boston Lending Trust Series 2022-2 A(e),(f)		3.2500	05/25/62	3,325,906
2,554,936	Imperial Fund Mortgage Trust Series 2022-NQM7 A1(e),(h)		7.3690	11/25/67	2,565,885
317,945	Verus Securitization Trust Series 2023-1 A1(e),(h)		5.8500	12/25/67	317,697
136,857	Verus Securitization Trust Series 2023-3 A2(e),(h)		6.4380	03/25/68	137,195
362,334	Verus Securitization Trust Series 2023-5 A1(e),(h)		6.4760	06/25/68	364,557
					6,711,240
	NON AGENCY CMBS — 5.3%
6,647,187	BPR Trust Series 2021-WILL A(e),(g)	TSFR1M + 1.864%	5.8970	06/15/38	6,681,330
22,440,000	BX Commercial Mortgage Trust Series 2019-IMC E(e),(g)	TSFR1M + 2.196%	6.2280	04/15/34	21,789,307
7,000,000	COMM Mortgage Trust Series 2016-COR1 B		3.8970	10/10/49	6,624,827
5,520,000	Hudsons Bay Simon JV Trust Series 2015-HB10 B10(e)		4.9060	08/05/34	5,499,954
12,286,241	Morgan Stanley Capital I, Inc. Series 2024-BPR2 A(e)		7.2910	05/05/29	12,964,243
25,745,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(e)		8.5420	05/05/29	27,446,092
6,600,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(e),(f)		8.7520	05/05/29	6,884,248
27,000,000	OWS Real Estate Finance, LLC Series MARG2 A(e),(g)	TSFR1M + 4.000%	8.0330	08/15/27	27,042,250
4,578,386	SMR Mortgage Trust Series 2022-IND A(e),(g)	TSFR1M + 1.650%	5.6820	02/15/39	4,589,804
8,241,094	SMR Mortgage Trust Series 2022-IND B(e),(g)	TSFR1M + 2.400%	6.4320	02/15/39	8,279,849
1,328,038	XCAL Mortgage Trust Series 2019-1 A(e),(g)	TSFR1M + 3.864%	0.0000	12/31/25	616,703
943,580	XCALI Mortgage Trust Series 2020-5 A(e),(g)	TSFR1M + 3.370%	7.5040	12/31/25	941,661
2,868,852	X-Caliber Funding, LLC Series 2023-MF9 A(e),(g)	TSFR1M + 3.250%	7.3900	11/25/26	2,861,654
4,000,000	X-Caliber Funding, LLC Series 2024-MSD A(e),(g)	TSFR1M + 4.250%	8.3840	01/01/27	4,005,416

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 32.3% (Continued)
	NON AGENCY CMBS — 5.3% (Continued)
15,000,000	XRL ALC, LLC Series 2025-OZK A(e)		7.2500	06/20/28	$15,205,719
5,000,000	XRL ALC, LLC Series 2025-OZK B1(e)		13.5000	06/20/28	5,060,920
					156,493,977
	OTHER ABS — 0.1%
2,000,000	FMC GMSR Issuer Trust Series 2022-GT1 A(e)		6.1900	04/25/27	2,003,379
2,175,080	HRR Funding, LLC Series 2021-1(c),(e)		9.0000	12/20/36	1,076,665
242,666	Pagaya AI Debt Trust Series 2024-2 A(e)		6.3190	08/15/31	244,018
270,874	Pagaya AI Debt Trust Series 2024-3 A(e)		6.2580	10/15/31	272,273
					3,596,335
	TOTAL ASSET BACKED SECURITIES (Cost $967,944,799)				965,025,065

	CORPORATE BONDS — 47.7%
	ASSET MANAGEMENT — 21.0%
2,000,000	Barings BDC, Inc.		5.2000	09/15/28	1,990,466
38,500,000	BCP Investment Corporation		4.8750	04/30/26	38,500,265
9,500,000	Blue Owl Technology Finance Corporation(e)		6.1000	03/15/28	9,572,906
2,000,000	Capital Southwest Corporation		5.9500	09/18/30	2,007,920
253,181	Crescent Capital BDC, Inc.		5.0000	05/25/26	6,319,398
25,341,000	Fidus Investment Corporation		4.7500	01/31/26	25,341,000
10,209,000	Fidus Investment Corporation		3.5000	11/15/26	9,957,292
27,883,000	Fidus Investment Corporation		6.7500	03/19/30	28,169,351
17,674,000	FS KKR Capital Corporation		3.1250	10/12/28	16,337,949
3,890,000	FS KKR Capital Corporation		7.8750	01/15/29	4,068,321
726,117	Great Elm Capital Corporation		5.8750	06/30/26	18,189,231
516,716	Horizon Technology Finance Corporation		4.8750	03/30/26	12,902,399
21,201,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	21,099,995
10,000,000	Logan Ridge Finance Corporation		6.0000	10/30/26	10,056,500
9,000,000	Main Street Capital Corporation		6.9500	03/01/29	9,384,406
2,000,000	Medallion Financial Corporation(e)		7.5000	12/30/27	1,999,829
2,385,000	MidCap Financial Investment Corporation		4.5000	07/16/26	2,349,919
32,578,000	Monroe Capital Corporation		4.7500	02/15/26	32,389,170
42,580,000	New Mountain Finance Corporation		6.2000	10/15/27	43,277,740

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.7% (Continued)
	ASSET MANAGEMENT — 21.0% (Continued)
6,241,000	OFS Capital Corporation		4.7500	02/10/26	$6,206,056
502,209	OFS Capital Corporation		7.5000	07/31/28	13,042,368
46,477,000	PennantPark Floating Rate Capital Ltd.		4.2500	04/01/26	46,264,442
40,183,000	PennantPark Investment Corporation		4.5000	05/01/26	39,881,628
44,194,000	PennantPark Investment Corporation		4.0000	11/01/26	43,420,605
45,615,000	Saratoga Investment Corporation		4.3750	02/28/26	45,358,998
20,894,000	Saratoga Investment Corporation		4.3500	02/28/27	20,183,298
207,359	Saratoga Investment Corporation		6.0000	04/30/27	5,177,754
1,111,000	Stellus Capital Investment Corporation		4.8750	03/30/26	1,102,853
24,500,000	Stellus Capital Investment Corporation		7.2500	04/01/30	24,889,703
28,873,000	Trinity Capital, Inc.		4.3750	08/24/26	28,334,359
21,327,000	Trinity Capital, Inc.		4.2500	12/15/26	20,760,979
935,169	Trinity Capital, Inc.		7.8750	03/30/29	23,828,106
13,065,000	WhiteHorse Finance, Inc.		4.0000	12/15/26	12,781,003
					625,146,209
	AUTOMOTIVE — 0.9%
29,529,000	PM General Purchaser, LLC(e)		9.5000	10/01/28	25,679,678

	BANKING — 3.0%
4,000,000	First Maryland Capital I(g)	TSFR3M + 1.262%	5.1660	01/15/27	3,967,721
18,114,000	First Maryland Capital II(g)	TSFR3M + 1.112%	5.4080	02/01/27	17,938,930
4,500,000	NewtekOne, Inc.(e)		8.3750	04/01/30	4,486,541
56,000	NexBank Capital, Inc.(e),(g)	TSFR3M + 5.200%	9.1850	07/01/72	56,420,000
7,000,000	Truist Financial Corporation(g)	TSFR3M + 1.242%	5.2270	04/01/27	6,949,343
					89,762,535
	COMMERCIAL SUPPORT SERVICES — 1.7%
2,233,873	Charah Solutions, Inc.(b)		8.5000	08/31/26	50,820,611

	ELECTRICAL EQUIPMENT — 2.6%
78,068,000	Babcock & Wilcox Enterprises, Inc.(b),(e)		8.7500	06/30/30	78,409,548

	INSTITUTIONAL FINANCIAL SERVICES — 2.9%
87,753,000	B Riley Financial, Inc.(b),(e)		8.0000	01/01/28	86,436,705

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.7% (Continued)
	INSURANCE — 4.3%
61,819,000	American Coastal Insurance Corporation		7.2500	12/15/27	$62,050,822
58,241,000	Kuvare US Holdings, Inc.(e),(f)	H15T5Y + 6.541%	7.0000	02/17/51	58,271,087
3,000,000	SBL Holdings, Inc.(e)		5.9000	09/26/28	2,984,802
4,397,000	Transamerica Capital II(e)		7.6500	12/01/26	4,455,098
					127,761,809
	MACHINERY — 0.0%(i)
2,500,000	Briggs & Stratton Corporation(j)		6.8750	12/15/20	9,375

	METALS & MINING — 1.0%
379,848	Ramaco Resources, Inc.		8.3750	11/30/29	9,701,318
773,047	Ramaco Resources, Inc.		8.2500	07/31/30	19,674,046
					29,375,364
	OIL & GAS PRODUCERS — 0.8%
25,630,000	W&T Offshore, Inc.(e)		10.7500	02/01/29	24,165,758

	OIL & GAS SERVICES & EQUIPMENT — 0.8%
23,315,873	Shelf Drilling North Sea Holdings Ltd.		9.8750	11/22/28	24,947,984

	PUBLISHING & BROADCASTING — 0.0%(i)
2,000,000	Cumulus Media New Holdings, Inc.(e)		6.7500	07/01/26	1,220,000

	REAL ESTATE INVESTMENT TRUSTS — 0.1%
210,500	HC Government Realty Trust, Inc.(e)		7.0000	08/14/27	3,946,875

	SPECIALTY FINANCE — 7.8%
20,652,000	ACRES Commercial Realty Corporation		5.7500	08/15/26	20,091,358
1,000,000	Dakota Financial, LLC(e)		5.0000	09/30/26	985,794
35,000,000	Eagle Point Defensive Income Trust(g)	TSFR3M + 3.800%	7.6380	04/30/28	34,936,461
25,000,000	Eagle Point Enhanced Income Trust(g)	TSFR3M + 4.500%	8.7110	11/15/29	24,719,809
25,000,000	EPT 16, LLC(e)		7.2500	08/01/28	25,000,000
4,500,000	Equify Financial, LLC(e)		9.5000	04/30/30	4,503,176
2,000,000	First Help Financial, LLC(e)		6.0000	11/15/26	1,967,252
2,000,000	Franklin BSP Capital Corporation(e)		6.0000	10/02/30	1,960,994
25,000,000	Franklin BSP Realty Trust, Inc.(e),(g)	TSFR3M + 4.000%	7.8430	04/25/28	25,201,213

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 47.7% (Continued)
	SPECIALTY FINANCE — 7.8% (Continued)
4,000,000	InvestCo., LLC / Preston Ventures, LLC / LS Investments, LLC(e)		5.1250	08/13/26	$3,950,400
3,250,000	Medallion Financial Corporation B(e)		7.2500	02/26/26	3,250,044
4,500,000	MMP Capital, LLC(e)		9.5000	10/18/29	4,522,500
4,000,000	National Funding, Inc.(e)		5.7500	08/31/26	3,931,324
17,253,000	Nexpoint Real Estate Finance, Inc.		5.7500	05/01/26	17,036,949
4,965,513	PDOF MSN Issuer, LLC(e),(g)	SOFRRATE + 4.500%	8.5400	03/01/26	4,904,039
51,738,000	ReadyCap Holdings, LLC(e)		9.3750	03/01/28	52,499,179
2,000,000	X-Caliber Funding, LLC(e)		5.0000	03/01/26	1,996,605
3,000,000	X-Caliber Funding, LLC(e)		5.0000	09/24/26	2,972,236
					234,429,333
	TOBACCO & CANNABIS — 0.8%
23,000,000	Curaleaf Holdings, Inc.(e)		8.0000	12/15/26	22,770,000

	TOTAL CORPORATE BONDS (Cost $1,405,698,474)				1,424,881,784

	TERM LOANS — 0.7%
	SOFTWARE — 0.7%
21,824,816	Synchronoss Technologies, Inc.(g)	TSFR1M + 7.000%	11.3190	04/24/29	21,333,758

	TOTAL TERM LOANS (Cost $21,433,890)				21,333,758

	U.S. GOVERNMENT & AGENCIES — 13.0%
	U.S. TREASURY INFLATION PROTECTED — 13.0%
95,442,900	United States Treasury Inflation Indexed Bonds		0.6250	01/15/26	95,198,721
98,829,600	United States Treasury Inflation Indexed Bonds		0.1250	04/15/26	98,163,518
10,296,200	United States Treasury Inflation Indexed Bonds		1.6250	10/15/29	10,461,445
100,737,600	United States Treasury Inflation Indexed Bonds		0.1250	01/15/30	95,951,074
86,507,900	United States Treasury Inflation Indexed Bonds		1.6250	04/15/30	87,536,083

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 13.0% (Continued)
	U.S. TREASURY INFLATION PROTECTED — 13.0% (Continued)
				$387,310,841
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $387,924,778)			387,310,841

Shares		Expiration Date	Exercise Price
	WARRANT — 0.0%(i)
	ASSET MANAGEMENT - 0.0% (i)
351,012	B Riley Financial Inc. Com Warrants	04/01/2032	$10.00	856,961

	TOTAL WARRANT (Cost $111,622)			856,961

	SHORT-TERM INVESTMENTS — 3.4%
	MONEY MARKET FUNDS - 3.4%
101,013,054	First American Government Obligations Fund, Class X, 4.06% (Cost $101,013,054)(k)			101,013,054

	TOTAL INVESTMENTS - 99.3% (Cost $2,947,452,707)			$2,964,688,412
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.7%			22,169,129
	NET ASSETS - 100.0%			$2,986,857,541

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

LP	- Limited Partnership

Ltd.	- Limited Company

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

See accompanying notes which are an integral part of these financial statements.

HOLBROOK INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

(a)	Non-income producing security.

(b)	Illiquid security; total illiquid securities represent 7.4% of net assets.

(c)	The value of this security has been determined in good faith by Holbrook Holdings Inc. (the “Adviser”) as the Valuation Designee pursuant to valuation procedures approved by the Board of Trustees.

(d)	Affiliated issuer.

(e)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $1,496,746,780 or 50.1% of net assets.

(f)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(g)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(h)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.

(i)	Percentage rounds to less than 0.1%.

(j)	Represents issuer in default on interest payments; non-income producing security.

(k)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

Shares					Fair Value
	OPEN END FUNDS — 2.0%
	FIXED INCOME - 2.0%
1,000,000	Holbrook Total Return Fund, Class I(a),(b)				$10,056,100

	TOTAL OPEN END FUNDS (Cost $10,000,000)				10,056,100

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity
	ASSET BACKED SECURITIES — 94.6%
	AUTO LOAN — 0.1%
538,000	Luxury Lease Partners Auto Lease Trust Series 2024-4 B(c)		10.4910	07/15/30	537,711

	CLO — 55.9%
495,000	1828 CLO Ltd. Series 2016-1A CR(c),(d)	TSFR3M + 3.612%	7.5160	10/15/31	496,345
1,500,000	Allegro CLO VII Ltd. Series 2018-1A D(c),(d)	TSFR3M + 3.112%	7.0160	06/13/31	1,500,767
250,000	ASSURANT CLO II Ltd. Series 2018-2A D(c),(d)	TSFR3M + 3.112%	6.9960	04/20/31	250,000
449,642	Atlas Senior Loan Fund Ltd. Series 2017-8A C(c),(d)	TSFR3M + 2.812%	6.7050	01/16/30	450,509
4,000,000	Atlas Senior Loan Fund Ltd. Series 8A D(c),(d)	TSFR3M + 3.962%	7.8550	01/16/30	4,019,516
9,240,000	Atlas Senior Loan Fund X Ltd. Series 2018-10A D(c),(d)	TSFR3M + 3.012%	6.9160	01/15/31	9,259,894
5,000,000	Atlas Senior Loan Fund XII Ltd. Series 12A D(c),(d)	TSFR3M + 3.332%	7.1970	10/24/31	5,007,870
11,250,000	Atlas Senior Loan Fund XIII Series 2019-13A D(c),(d)	TSFR3M + 4.372%	8.2290	04/22/31	11,306,813
8,055,000	Canyon Capital CLO Ltd. Series 2021-1RA D(c),(d)	TSFR3M + 3.262%	7.1660	07/15/30	8,069,104
11,995,000	Carlyle Global Market Strategies CLO Ltd. Series 2015-1A DR3(c),(d)	TSFR3M + 3.212%	7.0960	07/20/31	12,046,770
15,455,000	Catamaran CLO Ltd. Series 2014-1A CR(c),(d)	TSFR3M + 3.692%	7.5490	04/22/30	15,530,621
1,500,000	Cedar Funding V CLO Ltd. Series 2016-5A DR(c),(d)	TSFR3M + 3.262%	7.1430	07/17/31	1,494,881
625,000	CIFC Funding Ltd. Series 2013-2A B1LR(c),(d)	TSFR3M + 3.312%	7.1960	10/18/30	626,379
9,000,000	CIFC Funding Ltd. Series 2017-4A CR(c),(d)	TSFR3M + 3.412%	7.2770	10/24/30	9,002,205
4,000,000	Crown Point CLO Ltd. Series 7A D(c),(d)	TSFR3M + 3.762%	7.6460	10/20/31	4,010,276
3,250,000	Dryden 49 Senior Loan Fund Series 2017-49A DR(c),(d)	TSFR3M + 3.662%	7.5460	07/18/30	3,253,721
300,000	Dryden 54 Senior Loan Fund Series 54A D(c),(d)	TSFR3M + 3.362%	7.2460	10/19/29	300,755
500,000	Eaton Vance CLO Ltd. Series 2014-1RA D(c),(d)	TSFR3M + 3.312%	7.2160	07/15/30	500,249
5,260,000	Elevation CLO Ltd. Series 2017-8A D(c),(d)	TSFR3M + 3.132%	6.9900	10/25/30	5,279,430
1,366,941	Ellington CLO I Ltd. Series 2017-1A DR(c),(d)	TSFR3M + 3.612%	7.5160	10/15/29	1,366,938
17,900,000	Halcyon Loan Advisors Funding Ltd. Series 2018-2A C(c),(d)	TSFR3M + 3.662%	7.5190	01/22/31	17,919,690
1,000,000	Highbridge Loan Management Series 3A-2014 CR(c),(d)	TSFR3M + 3.862%	7.7460	07/18/29	1,005,051
7,500,000	Highbridge Loan Management Ltd. Series 2013-2A CR(c),(d)	TSFR3M + 3.162%	7.0460	10/20/29	7,499,940
1,775,000	KKR CLO Ltd. Series 10 DR(c),(d)	TSFR3M + 3.612%	7.6490	09/15/29	1,777,034

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.6% (Continued)
	CLO — 55.9% (Continued)
2,160,156	LCM XXIII Ltd. Series 23A CR(c),(d)	TSFR3M + 3.562%	7.4460	10/20/29	$2,160,944
1,725,000	Mountain View CLO, LLC Series 2017-2A D(c),(d)	TSFR3M + 3.362%	7.2550	01/16/31	1,730,577
1,000,000	Newark BSL CLO 2 Ltd. Series 2017-1A CR(c),(d)	TSFR3M + 3.412%	7.2700	07/25/30	1,001,742
1,000,000	Octagon Investment Partners 27 Ltd. Series 2016-1A DR(c),(d)	TSFR3M + 3.212%	7.1160	07/15/30	1,004,800
2,115,000	OZLM XVII Ltd. Series 2017-17A C(c),(d)	TSFR3M + 3.722%	7.6060	07/20/30	2,118,225
7,000,000	OZLM XX Ltd. Series 2018-20A C(c),(d)	TSFR3M + 3.212%	7.0960	04/20/31	7,009,954
1,500,000	OZLM XXI Ltd. Series 2017-21A C(c),(d)	TSFR3M + 2.932%	6.8160	01/20/31	1,503,524
9,950,000	PPM CLO Ltd. Series 2018-1A D(c),(d)	TSFR3M + 3.512%	7.4160	07/15/31	10,027,321
5,000,000	Rockford Tower CLO 2018-1 Ltd. Series 1A D(c),(d)	TSFR3M + 3.262%	7.4650	05/20/31	5,013,200
11,000,000	Saranac CLO VII Ltd. Series 2A DR(c),(d)	TSFR3M + 3.632%	7.8350	11/20/29	11,044,220
5,000,000	Shackleton 2015-VII-R CLO Ltd. Series 7RA DRR(c),(d)	TSFR3M + 3.000%	6.9050	07/15/31	5,006,365
4,000,000	Shackleton Clo Ltd. Series 2017-11A D(c),(d)	TSFR3M + 3.912%	8.1230	08/15/30	4,007,520
2,900,000	Shackleton CLO Ltd. Series 2013-3A DR(c),(d)	TSFR3M + 3.282%	7.1860	07/15/30	2,904,942
5,000,000	Shackleton CLO Ltd. Series 2014-5RA D(c),(d)	TSFR3M + 3.412%	7.6530	05/07/31	5,001,290
2,702,000	SOUND POINT CLO VIII-R Ltd. Series 2015-1RA D1(c),(d)	TSFR3M + 4.012%	7.9160	04/15/30	2,707,112
22,500,000	Sound Point Clo XVI Ltd. Series 2017-2A D(c),(d)	TSFR3M + 3.862%	7.7200	07/25/30	22,561,560
6,006,250	Steele Creek Clo Ltd. Series 2017-1A D(c),(d)	TSFR3M + 3.162%	7.0660	10/15/30	6,007,716
4,750,000	Symphony CLO XV Ltd. Series 15A DR2(c),(d)	TSFR3M + 4.262%	8.1430	01/17/32	4,767,178
10,000,000	THL Credit Wind River CLO Ltd. Series 2014-3KRA D(c),(d)	TSFR3M + 3.612%	7.5160	10/15/30	10,018,340
16,000,000	THL Credit Wind River CLO Ltd. Series 2015-1A DR(c),(d)	TSFR3M + 3.262%	7.1460	10/20/30	16,076,443
12,000,000	Trinitas Clo IX Ltd. Series 2018-9A D(c),(d)	TSFR3M + 3.712%	7.5960	01/20/32	12,063,407
5,250,000	Trinitas Clo VIII Ltd. Series 8A D(c),(d)	TSFR3M + 3.362%	7.2460	07/20/31	5,257,891
2,953,432	Venture XVIII CLO Ltd. Series 2014-18A DR(c),(d)	TSFR3M + 3.362%	7.2660	10/15/29	2,955,662
8,859,895	Voya CLO Ltd. Series 2017-1A C(c),(d)	TSFR3M + 3.592%	7.4730	04/17/30	8,888,442
4,750,000	Wind River CLO Ltd. Series 2014-3A DR2(c),(d)	TSFR3M + 3.662%	7.5190	10/22/31	4,756,118
6,580,000	Zais Clo 13 Ltd. Series 2019-13A D1(c),(d)	TSFR3M + 4.782%	8.6860	07/15/32	6,573,749
7,000,000	Zais Clo 7 Ltd. Series 2017-2A D(c),(d)	TSFR3M + 4.012%	7.9160	04/15/30	7,003,969
					291,146,969
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4%
1,449,570	A&D Mortgage Trust Series 2023-NQM2 A1(c),(e)		6.1320	05/25/68	1,454,611
2,718,441	BRAVO Residential Funding Trust Series 2025-NQM2 A1(c),(e)		5.6780	11/25/64	2,742,135
2,000,000	CFMT, LLC Series 2024-HB14 M3(c),(f)		3.0000	06/25/34	1,908,913
500,000	CFMT, LLC Series 2024-HB15 M3(c),(f)		4.0000	08/25/34	482,903
2,583,026	CFMT, LLC Series 2025-AB3 M3(c),(f)		4.0000	05/25/55	2,229,689

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.6% (Continued)
	COLLATERALIZED MORTGAGE OBLIGATIONS — 5.4% (Continued)
1,663,266	CFMT, LLC Series 2025-AB3 M4(c),(f)		4.0000	05/25/55	$1,298,849
2,000,000	CIM Trust Series 2023-R3 A1B(c),(f)		4.5000	01/25/63	1,621,385
64,779	EFMT Series 2023-1 A2(c),(e)		6.2400	02/25/68	64,776
2,517,346	HOMES Trust Series 2025-AFC1 A1(c),(e)		5.7270	01/25/60	2,538,843
850,128	MFA Trust Series 2024-NQM2 A1(c),(e)		5.2720	08/25/69	850,938
286,953	Morgan Stanley Residential Mortgage Loan Trust Series 2024-NQM3 A1(c),(f)		5.0440	07/25/69	286,540
1,400,000	Ocwen Loan Investment Trust Series 2024-HB1 M3(c)		3.0000	02/25/37	1,343,821
600,000	Onity Loan Investment Trust Series 2024-HB2 M3(c)		5.0000	08/25/37	586,858
1,250,000	Onity Loan Investment Trust Series 2024-HB2 M4(c)		5.0000	08/25/37	1,199,665
2,000,000	Onity Loan Investment Trust Series 2025-HB1 M3(c),(f)		3.0000	06/25/38	1,840,679
1,178,257	PRKCM Trust Series 2023-AFC3 A1(c)		6.5840	09/25/58	1,188,199
1,822,372	PRPM Trust Series 2025-NQM2 A1(c),(e)		5.6880	04/25/70	1,836,192
1,000,000	PRPM, LLC Series 2025-RPL4 A3(c),(e)		3.0000	05/25/55	907,619
231,090	Verus Securitization Trust Series 2023-4 A1(c),(e)		5.8110	05/25/68	231,769
2,170,078	Verus Securitization Trust Series 2024-9 A1(c),(f)		5.4380	11/25/69	2,183,039
916,524	Verus Securitization Trust Series 2025-3 A1(c),(e)		5.6230	05/25/70	928,713
					27,726,136
	NON AGENCY CMBS — 31.3%
14,400,000	BAHA Trust Series 2024-MAR D(c),(f)		8.9070	12/10/41	15,121,802
5,000,000	BX Commercial Mortgage Trust Series 2019-IMC F(c),(d)	TSFR1M + 2.946%	6.9780	04/15/34	4,874,211
196,000	BX Commercial Mortgage Trust Series 2019-IMC G(c),(d)	TSFR1M + 3.646%	7.6780	04/15/34	189,443
1,760,000	BX Trust Series 2021-ARIA D(c),(d)	TSFR1M + 2.010%	6.0420	10/15/36	1,758,124
24,000,000	BXHPP Trust Series 2021-FILM A(c),(d)	TSFR1M + 0.764%	4.7960	08/15/36	23,273,557
3,000,000	BXHPP Trust Series 2021-FILM B(c),(d)	TSFR1M + 1.014%	5.0460	08/15/36	2,828,311
2,503,200	Capital Funding Mortgage Trust Series 2025-P05 B(c),(d)	TSFR1M + 10.500%	14.6340	08/04/26	2,508,722
4,000,000	Capital Funding Mortgage Trust Series 2024-29 B(c),(d)	TSFR1M + 9.500%	13.6340	11/01/26	4,004,060
4,250,000	Capital Funding Mortgage Trust Series 2024-28 B(c),(d)	TSFR1M + 11.000%	14.9850	11/01/26	4,275,287
11,233,861	Capital Funding Mortgage Trust Series 2025-31 B(c),(d)	TSFR1M + 11.000%	17.5500	02/10/28	11,282,522
4,500,000	Capital Funding Mortgage Trust Series 2025-30 B(c),(d)	TSFR1M + 11.250%	15.3900	06/02/28	4,533,510
4,750,000	Capital Funding Mortgage Trust Series 2025-33 B(c),(d)	TSFR1M + 8.500%	12.5020	10/31/29	4,750,000
590,367	COMM Mortgage Trust Series 2014-CCRE21 E(c)		3.0000	12/10/47	583,473
5,000,000	COMM Mortgage Trust Series 2014-CCRE21 F(c)		3.0000	12/10/47	4,935,643
3,000,000	CSMC Trust Series 2021-GATE C(c),(d)	TSFR1M + 2.821%	6.8540	12/15/36	2,936,001

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.6% (Continued)
	NON AGENCY CMBS — 31.3% (Continued)
3,000,000	CSMC Trust Series 2021-GATE E(c),(d)	TSFR1M + 4.671%	8.7040	12/15/36	$2,905,856
3,887,075	CSMC Trust Series 2016-NXSR XA(f),(g)		0.6350	12/15/49	11,130
4,270,000	GSMS Trust Series 2024-FAIR D(c),(f)		7.9490	07/15/29	4,406,035
1,070,000	Hudsons Bay Simon JV Trust Series 2015-HB10 C10(c),(f)		5.4470	08/05/34	1,055,553
7,000,000	JP Morgan Chase Commercial Mortgage Securities Series 2018-PTC A(c),(d)	TSFR1M + 1.497%	5.6500	04/15/31	3,359,370
880,000	JP Morgan Chase Commercial Mortgage Securities Series 2020-NNN DFX(c)		3.6200	01/16/37	369,618
7,500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 D(c),(f)		8.7520	05/05/29	7,567,944
6,000,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(c),(f)		8.7520	05/05/29	5,836,216
8,500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(c),(f)		8.7520	05/05/29	8,866,076
2,289,193	SMR Mortgage Trust Series 2022-IND D(c),(d)	TSFR1M + 3.950%	7.9820	02/15/39	2,310,741
4,500,000	Wells Fargo Commercial Mortgage Trust Series 2015-C29 D(f)		4.2050	06/15/48	4,397,466
471,250	XCALI Mortgage Trust Series 2021-10 B1(c),(d)	TSFR1M + 8.120%	12.2540	12/25/25	477,983
5,200,000	X-Caliber Funding, LLC Series 2021-7 A(c),(d)	TSFR1M + 3.114%	7.2490	01/06/26	5,181,016
4,165,000	X-Caliber Funding, LLC Series 2021-7 B1(c),(d)	TSFR1M + 6.114%	10.2490	01/25/26	4,176,379
4,000,000	X-Caliber Funding, LLC Series 2024-OPAL A(c),(d)	TSFR1M + 4.000%	8.1340	02/25/26	3,990,643
2,450,000	X-Caliber Funding, LLC Series 2024-OPAL B1(c),(d)	TSFR1M + 6.000%	10.1340	02/25/26	2,444,831
4,600,000	X-Caliber Funding, LLC Series 2023-HOAKS A(c),(d)	TSFR1M + 3.500%	7.6340	04/25/26	4,585,398
3,335,000	X-Caliber Funding, LLC Series 2023-DMNK B1(c),(d)	TSFR1M + 6.500%	10.6340	04/25/26	3,330,691
240,437	X-Caliber Funding, LLC Series 2023-MF9 B1(c),(d)	TSFR1M + 6.500%	10.6400	11/25/26	239,575
1,748,750	X-Caliber Funding, LLC Series 2024-MSD B1(c),(d)	TSFR1M + 6.000%	10.1340	01/25/27	1,748,129
4,500,000	X-Caliber Funding, LLC Series 2024-SURF A(c)		12.0000	09/25/28	4,543,187
					159,658,503
	OTHER ABS — 0.0%(h)
170,495	Pagaya AI Debt Trust Series 2024-1 A(c)		6.6600	07/15/31	171,385
28,769	Reach Abs Trust Series 2024-1A A(c)		6.3000	02/18/31	28,787
					200,172
	RESIDENTIAL MORTGAGE — 0.1%
440,000	CFMT, LLC Series 2024-HB13 M3(c),(f)		3.0000	05/25/34	418,564

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 94.6% (Continued)
	WHOLE BUSINESS — 0.8%
1,411,870	Harvest SBA Loan Trust Series 2024-1 B(c),(d)	SOFR30A + 3.750%	8.0000	12/25/51	$1,419,738
2,281,581	Harvest SBA Loan Trust Series 2024-1 C(c),(d)	SOFR30A + 6.750%	9.7490	12/25/51	2,343,582
					3,763,320
	TOTAL ASSET BACKED SECURITIES (Cost $483,179,798)				483,451,375

	U.S. GOVERNMENT & AGENCIES — 0.9%
	AGENCY FIXED RATE — 0.8%
376,861	Fannie Mae REMICS Series 11 BK		5.0000	02/25/51	376,090
1,374,047	Fannie Mae REMICS Series 2024-63 HA		5.0000	06/25/52	1,381,469
2,317,374	Fannie Mae REMICS Series 2025-6 DL		2.0000	04/25/53	1,309,734
777,954	Freddie Mac REMICS Series 5438 H		5.5000	06/25/50	781,660
542,275	Freddie Mac REMICS Series 5385 CK		5.0000	08/25/51	542,476
					4,391,429
	AGENCY MBS OTHER — 0.1%
309,794	FREMF Mortgage Trust Series 2019-KF61 B(c),(d)	SOFR30A + 2.314%	6.6220	04/25/29	302,490
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $4,693,504)				4,693,919

	CORPORATE BONDS — 0.7%
	SPECIALTY FINANCE — 0.7%
2,654,000	X-Caliber Funding, LLC(c)		11.0000	03/25/26	2,652,407
500,000	X-Caliber Funding, LLC(c)		11.0000	03/31/26	497,776
300,000	X-Caliber Funding, LLC(c)		25.0000	03/31/26	300,000
					3,450,183
	TOTAL CORPORATE BONDS (Cost $3,442,888)				3,450,183

See accompanying notes which are an integral part of these financial statements.

HOLBROOK STRUCTURED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 2.3%
	MONEY MARKET FUNDS - 2.3%
11,678,733	First American Government Obligations Fund, Class X, 4.06% (Cost $11,678,733)(i)	$11,678,733

	TOTAL INVESTMENTS - 100.5% (Cost $512,994,923)	$513,330,310
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.5)%	(2,519,955)
	NET ASSETS - 100.0%	$510,810,355

CLO	- Collateralized Loan Obligation

LLC	- Limited Liability Company

Ltd.	- Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate

TSFR1M	Term Secured Overnight Financing Rate 1 Month

TSFR3M	Term Secured Overnight Financing Rate 3 Month

(a)	Non-income producing security.

(b)	Affiliated issuer.

(c)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $482,795,451 or 94.5% of net assets.

(d)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(e)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at October 31, 2025.

(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(g)	Interest only securities.

(h)	Percentage rounds to less than 0.1%.

(i)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited)
October 31, 2025

		Coupon Rate
Shares		(%)	Maturity	Fair Value
	PREFERRED STOCKS — 5.7%
	ASSET MANAGEMENT — 2.8%
17,339	Gladstone Investment Corporation	7.8750	02/01/30	$441,798

	INSURANCE — 2.9%
20,000	Enstar Group Ltd.	7.0000	Perpetual	480,000

	TOTAL PREFERRED STOCKS (Cost $874,092)			921,798

Principal
Amount ($)
	ASSET BACKED SECURITIES — 36.2%
	COLLATERALIZED MORTGAGE OBLIGATIONS — 14.7%
500,000	Cascade Funding Mortgage Trust Series 2024-HB16 M3(a),(b)	3.0000	03/25/35	474,841
500,000	CFMT, LLC Series 2024-HB15 M3(a),(b)	4.0000	08/25/34	482,903
500,000	Onity Loan Investment Trust Series 2024-HB2 M3(a)	5.0000	08/25/37	489,048
500,000	Onity Loan Investment Trust Series 2025-HB1 M3(a),(b)	3.0000	06/25/38	460,170
434,016	Verus Securitization Trust Series 2024-9 A1(a),(b)	5.4380	11/25/69	436,608
				2,343,570
	NON AGENCY CMBS — 21.5%
600,000	BAHA Trust Series 2024-MAR D(a),(b)	8.9070	12/10/41	630,076
12,879,802	BANK Series 2017-BNK9 XA(b),(c)	0.7520	11/15/54	166,246
8,061,908	Citigroup Commercial Mortgage Trust Series 2018-B2 XA(b),(c)	0.6840	03/10/51	104,108
500,000	GSMS Trust Series 2024-FAIR D(a),(b)	7.9490	07/15/29	515,929
500,000	Morgan Stanley Capital I Trust Series 2024-BPR2 E(a),(b)	8.7520	05/05/29	486,351
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 B(a)	8.5420	05/05/29	533,037
500,000	Morgan Stanley Capital I, Inc. Series 2024-BPR2 C(a),(b)	8.7520	05/05/29	521,534
500,000	X-Caliber Funding, LLC Series 2024-SURF A(a)	12.0000	09/25/28	504,799
				3,462,080
	TOTAL ASSET BACKED SECURITIES (Cost $5,722,153)			5,805,650

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)			(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.1%
	ASSET MANAGEMENT — 16.5%
500,000	Blue Owl Technology Finance Corporation(a)		6.1000	03/15/28	$503,837
490,000	Fidus Investment Corporation		6.7500	03/19/30	495,032
20,432	Great Elm Capital Corporation		8.1250	12/31/29	516,725
117,000	Investcorp Credit Management BDC, Inc.		4.8750	04/01/26	116,443
15,000	Nomura America Finance, LLC(b)	4*( USISDA30 - USISDA02 - 0.25%)	0.7844	07/29/34	10,795
25,000	PennantPark Investment Corporation		4.0000	11/01/26	24,370
65,000	Saratoga Investment Corporation		4.3500	02/28/27	62,789
500,000	Stellus Capital Investment Corporation		7.2500	04/01/30	507,953
17,014	Trinity Capital, Inc.		7.8750	09/30/29	432,326
					2,670,270
	BANKING — 6.3%
15,000	Bank of Nova Scotia (The)(b)		1.9880	05/29/34	10,819
28,000	Bank of Nova Scotia (The)(b)	4*( USISDA30 - USISDA02) - 1.74%	0.8420	08/28/34	18,873
104,000	Bank of Nova Scotia (The)(b)		0.2950	09/29/34	70,767
50,000	Barclays Bank plc(b)		1.1050	05/31/33	32,500
30,000	Barclays Bank plc(b)	8*(USISDA30 - USISDA5 - 0.25%)	4.1380	07/31/34	22,927
35,000	BofA Finance, LLC(b)		2.0840	09/30/41	22,640
270,000	Citigroup, Inc.(b)		2.3810	12/23/29	235,711
54,000	Lloyds Bank plc(b)		0.5850	02/22/33	32,676
23,000	Lloyds Bank plc(b)	4*(USISDA30 - USISDA02 - 0.25%)	1.4100	10/25/33	16,761
35,000	Lloyds Bank plc(b)	4*(USISDA30 - USISDA02) - 1.40%	1.1804	11/27/33	23,186
30,000	Natixis US Medium-Term Note Program, LLC(b)		0.8620	10/31/33	19,375

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 44.1% (Continued)
	BANKING — 6.3% (Continued)
500,000	NewtekOne, Inc.(a)		8.3750	04/01/30	$498,504
					1,004,739
	INSTITUTIONAL FINANCIAL SERVICES — 2.7%
20,000	Goldman Sachs Group, Inc. (The)(b)		2.1940	10/30/27	18,877
55,000	Goldman Sachs Group, Inc. (The)(b)		1.7380	01/23/28	49,341
10,000	Goldman Sachs Group, Inc. (The)(b)		2.1860	02/28/28	9,047
25,000	Goldman Sachs Group, Inc. (The)(b)		1.0240	04/30/28	22,062
50,000	Goldman Sachs Group, Inc. (The)(b)		1.4430	05/23/28	44,178
25,000	Goldman Sachs Group, Inc. (The)(b)		2.3290	11/13/28	22,542
71,000	Goldman Sachs Group, Inc. (The)(b)		2.9560	11/27/28	64,211
25,000	Goldman Sachs Group, Inc. (The)(b)		2.9640	12/13/28	23,495
50,000	GS Finance Corporation(b)		1.7560	06/30/31	42,519
25,000	Jefferies Financial Group, Inc.(b)	8*(USISDA30 - USISDA02)	4.5240	01/31/38	20,375
15,000	Morgan Stanley(b)		1.1330	06/28/28	12,204
53,000	Morgan Stanley(b)		4.5400	07/31/30	47,965
80,000	Morgan Stanley(b)		2.9900	02/15/33	51,515
					428,331
	OIL & GAS PRODUCERS — 2.9%
500,000	W&T Offshore, Inc.(a)		10.7500	02/01/29	471,435

	PUBLISHING & BROADCASTING — 1.9%
500,000	Cumulus Media New Holdings, Inc.(a)		6.7500	07/01/26	305,000

	SPECIALTY FINANCE — 13.8%
500,000	Equify Financial, LLC(a)		9.5000	04/30/30	500,353
500,000	MMP Capital, LLC(a)		9.5000	10/18/29	502,500
500,000	ReadyCap Holdings, LLC(a)		9.3750	03/01/28	507,356
700,000	X-Caliber Funding, LLC(a)		25.0000	03/31/26	700,000
					2,210,209
	TOTAL CORPORATE BONDS (Cost $7,076,045)				7,089,984

See accompanying notes which are an integral part of these financial statements.

HOLBROOK TOTAL RETURN
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
October 31, 2025

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 0.1%
	SUPRANATIONAL — 0.1%
25,000	International Bank for Reconstruction & Development Variable Rate(b)	0.0000	07/31/34	$17,765

	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $18,782)			17,765

	U.S. GOVERNMENT & AGENCIES — 11.8%
	AGENCY FIXED RATE — 3.4%
500,000	Fannie Mae REMICS Series 2025-6 DL	2.0000	04/25/53	282,590
259,318	Freddie Mac REMICS Series 5438 H	5.5000	06/25/50	260,553
				543,143
	U.S. TREASURY INFLATION PROTECTED — 8.4%
1,003,639	United States Treasury Inflation Indexed Bonds	0.7500	02/15/42	800,225
580,597	United States Treasury Inflation Indexed Bonds	2.1250	02/15/54	541,710
				1,341,935
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $1,880,284)			1,885,078

Shares
	SHORT-TERM INVESTMENTS — 2.0%
	MONEY MARKET FUNDS - 2.0%
325,609	First American Government Obligations Fund, Class X, 4.06% (Cost $325,609)(d)			325,609

	TOTAL INVESTMENTS - 99.9% (Cost $15,896,965)			$16,045,884
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%			13,013
	NET ASSETS - 100.0%			$16,058,897

USISDA02	2-year U.S. Dollar (USD) ISDA Swap Rate

USISDA5	5-year U.S. Dollar (USD) ISDA Swap Rate

USISDA30	30-year U.S. Dollar (USD) ISDA Swap Rate

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2025 the total market value of 144A securities is $9,524,281 or 59.3% of net assets.

(b)	Variable rate security; the rate shown represents the rate on October 31, 2025.

(c)	Interest only securities.

(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

Holbrook Funds
Statements of Assets and Liabilities (Unaudited)
October 31, 2025

		Holbrook Structured	Holbrook Total Return
	Holbrook Income Fund	Income Fund	Fund
ASSETS
Total Investments, at cost	$2,947,452,707	$512,994,923	$15,896,965
Total Investments, at value	$2,964,688,412	$513,330,310	$16,045,884
Dividends and Interest receivable	23,900,108	2,534,617	134,138
Receivable due from adviser	—	—	7,220
Receivable for Fund shares sold	5,650,428	652,253	—
Receivable for securities sold	—	189,129	—
Due from custodian	1,980,000	—	—
Prepaid expenses and other assets	1,622,987	68,934	3,975
TOTAL ASSETS	2,997,841,935	516,775,243	16,191,217

LIABILITIES
Payable for securities purchased	$1,114,503	$1,154,990	$—
Payable for Fund shares redeemed	4,941,594	3,668,633	905
Dividends payable	2,521,954	495,181	99,425
Investment advisory fees payable	1,957,753	417,191	—
Distribution (12b-1) fees payable	157,590	36,865	1
Payable to related parties	161,228	99,652	3,663
Accrued expenses and other liabilities	129,772	92,376	28,326
TOTAL LIABILITIES	10,984,394	5,964,888	132,320
NET ASSETS	$2,986,857,541	$510,810,355	$16,058,897

NET ASSETS CONSIST OF:
Paid in capital	$3,029,738,121	$513,316,209	$15,977,740
Accumulated earnings/(losses)	(42,880,580)	(2,505,854)	81,157
NET ASSETS	$2,986,857,541	$510,810,355	$16,058,897

NET ASSET VALUE PER SHARE:
Class I Shares:
Net Assets	$2,496,231,150	$413,219,609	$16,053,669
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	254,287,811	42,248,165	1,596,407
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.82	$9.78	$10.06

Investor Class Shares:
Net Assets	$293,974,618	$77,125,500
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	29,692,005	7,873,893
Net asset value (Net Assets ÷ Shares Outstanding) offering and redemption price per share	$9.90	$9.80

Class A Shares:
Net Assets	$196,651,773	$20,465,246	$5,228
Shares of beneficial interest outstanding [$0 par value, unlimited shares authorized]	19,998,021	2,091,926	520
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$9.83	$9.78	$10.06	*
Maximum offering price per share (net asset value plus maximum sales charge of 1.25%, 2.25%, and 2.75%, respectively)	$9.95	$10.01	$10.29

*	Does not calculate due to rounding

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Operations (Unaudited)
For the Six Months Ended October 31, 2025

		Holbrook Structured
	Holbrook Income Fund	Income Fund	Holbrook Total Return Fund(1)
INVESTMENT INCOME
Interest	$85,835,693	$19,990,278	$643,983
Dividends	4,887,005	—	61,358
Dividend Income from Affiliates	203,505	407,011	—
TOTAL INVESTMENT INCOME	90,926,203	20,397,289	705,341

EXPENSES
Investment advisory fees	10,339,811	2,553,162	48,868
Distribution (12b-1) fees:
Investor Class	588,098	191,710	—
Class A	200,283	22,366	6
Administrative services fees	608,133	200,670	31,111
Third party administration servicing fees	1,142,563	268,493	137
Transfer agent fees	417,029	79,605	6,834
Registration fees	84,658	52,427	7,020
Accounting services fees	144,744	41,025	13,659
Legal fees	14,114	14,115	37,038
Custodian fees	81,666	27,826	2,507
Printing and postage expenses	57,754	13,177	8,450
Compliance officer fees	25,480	13,468	9,829
Audit fees	17,967	17,967	17,866
Trustees fees and expenses	7,677	7,677	8,443
Insurance expense	13,161	3,277	46
Other expenses	58,046	23,898	1,784
TOTAL EXPENSES	13,801,184	3,530,863	193,598

Less: Expense voluntarily waived by the Adviser	(19,857)	(49,643)	—
Less: Fees waived by Adviser	—	—	(106,625)

NET EXPENSES	13,781,327	3,481,220	86,973

NET INVESTMENT INCOME	77,144,876	16,916,069	618,368

REALIZED AND UNREALIZED GAIN /(LOSS) ON INVESTMENTS
Net realized gain/(loss) from:
Investments	8,221,349	(255,626)	(66,248)
Net realized gain/(loss) on investments	8,221,349	(255,626)	(66,248)

Net change in unrealized appreciation on:
Investments	19,601,569	1,253,811	148,919
Affiliated Investments	28,050	56,100	—
Net change in unrealized appreciation on investments	19,629,619	1,309,911	148,919

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	27,850,968	1,054,285	82,671
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$104,995,844	$17,970,354	$701,039

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets

	Holbrook Income Fund		Holbrook Structured Income Fund
	For the	For the	For the	For the
	Six Months Ended	Year Ended	Six Months Ended	Year Ended
	October 31, 2025	April 30, 2025	October 31, 2025	April 30, 2025
FROM OPERATIONS	(Unaudited)		(Unaudited)
Net investment income	$77,144,876	$104,148,076	$16,916,069	$32,559,625
Net realized gain/(loss) from investments	8,221,349	(4,746,069)	(255,626)	(1,354,582)
Unrealized appreciation/(depreciation) from investments	19,629,619	24,456,779	1,309,911	(1,549,135)
Net increase in net assets resulting from operations	104,995,844	123,858,786	17,970,354	29,655,908

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	(66,275,008)	(107,424,113)	(14,120,142)	(28,380,806)
Investor Class	(6,545,353)	(11,356,710)	(2,410,729)	(4,072,464)
Class A	(4,661,905)	(5,013,423)	(585,195)	(632,162)
Net decrease in net assets resulting from distributions to shareholders	(77,482,266)	(123,794,246)	(17,116,066)	(33,085,432)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	785,116,505	997,193,299	158,081,209	469,010,828
Investor Class	129,142,463	113,192,700	18,812,550	91,697,982
Class A	98,892,319	77,528,043	10,554,483	16,873,138
Net asset value of shares issued in reinvestment of distributions:
Class I	54,245,356	88,606,228	11,342,524	24,277,841
Investor Class	6,201,410	10,988,512	2,269,468	3,895,103
Class A	4,258,984	4,347,226	534,633	543,185
Payments for shares redeemed:
Class I	(242,120,818)	(519,605,509)	(170,156,496)	(271,059,583)
Investor Class	(37,737,709)	(82,237,497)	(23,148,051)	(40,812,965)
Class A	(21,439,210)	(22,788,982)	(5,062,053)	(7,890,952)
Net increase in net assets from shares of beneficial interest	776,559,300	667,224,020	3,228,267	286,534,577

TOTAL INCREASE IN NET ASSETS	804,072,878	667,288,560	4,082,555	283,105,053

NET ASSETS
Beginning of Year	2,182,784,663	1,515,496,103	506,727,800	223,622,747
End of Year/Period	$2,986,857,541	$2,182,784,663	$510,810,355	$506,727,800

SHARE ACTIVITY
Class I:
Shares Sold	80,216,758	102,532,020	16,161,831	47,749,128
Shares Reinvested	5,538,730	9,112,861	1,159,591	2,471,640
Shares Redeemed	(24,735,199)	(53,518,789)	(17,394,608)	(27,639,682)
Net increase/(decrease) in shares of beneficial interest outstanding	61,020,289	58,126,092	(73,186)	22,581,086

Investor Class:
Shares Sold	13,075,503	11,532,269	1,919,927	9,321,179
Shares Reinvested	627,818	1,120,738	231,658	396,001
Shares Redeemed	(3,822,149)	(8,384,422)	(2,363,133)	(4,150,451)
Net increase/(decrease) in shares of beneficial interest outstanding	9,881,172	4,268,585	(211,548)	5,566,729

Class A:
Shares Sold	10,095,343	7,958,937	1,078,946	1,718,128
Shares Reinvested	434,136	446,344	54,655	55,299
Shares Redeemed	(2,186,972)	(2,343,583)	(517,576)	(804,441)
Net increase in shares of beneficial interest outstanding	8,342,507	6,061,698	616,025	968,986

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Statements of Changes in Net Assets (Unaudited)

Holbrook Total Return Fund (1)
For the
Six Months Ended
October 31, 2025
FROM OPERATIONS
Net investment income	$618,368
Net realized loss from investments	(66,248)
Unrealized appreciation from investments	148,919
Net increase in net assets resulting from operations	701,039

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class I	(619,682)
Class A	(200)
Net decrease in net assets resulting from distributions to shareholders	(619,882)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class I	15,967,701
Class A	5,000
Net asset value of shares issued in reinvestment of distributions:
Class I	8,773
Class A	200
Payments for shares redeemed:
Class I	(3,934)
Class A	—
Net increase in net assets from shares of beneficial interest	15,977,740

TOTAL INCREASE IN NET ASSETS	16,058,897

NET ASSETS
Beginning of Year/Period	—
End of Year/Period	$16,058,897

SHARE ACTIVITY
Class I:
Shares Sold	1,595,926
Shares Reinvested	871
Shares Redeemed	(390)
Net increase in shares of beneficial interest outstanding	1,596,407

Class A:
Shares Sold	500
Shares Reinvested	20
Shares Redeemed	—
Net increase in shares of beneficial interest outstanding	520

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.70		$9.69	$9.65		$10.27		$10.67	$8.91
Activity from investment operations:
Net investment income (1)	0.30		0.58	0.68		0.58		0.45	0.51
Net realized and unrealized gain (loss) on investments	0.12		0.11	0.08		(0.62)		(0.34)	1.86
Total from investment operations	0.42		0.69	0.76		(0.04)		0.11	2.37
Less distributions from:
Net investment income	(0.30)		(0.68)	(0.72)		(0.58)		(0.49)	(0.61)
Net realized gains	—		—	—		—		(0.01)	—
Return of Capital	—		—	—		—		(0.01)	—
Total distributions	(0.30)		(0.68)	(0.72)		(0.58)		(0.51)	(0.61)
Net asset value, end of year/period	$9.82		$9.70	$9.69		$9.65		$10.27	$10.67
Total return (2)	4.36	% (8)	7.38%	8.17	% (6)	(0.34	)% (6)	0.92%	27.10	% (6)
Net assets, at end of year/period (000s)	$2,496,231		$1,875,553	$1,309,324		$930,463		$606,759	$267,123
Ratio of gross expenses to average net assets (3)	1.01	% (4,9)	1.05%	1.06	% (4)	1.08	% (4)	1.09%	1.13%
Ratio of net expenses to average net assets	1.00	% (4,9)	1.05%	1.04	% (4)	1.06	% (4)	1.09%	1.28	% (7)
Ratio of net investment income to average net assets	6.01	% (4,5,9)	5.95%	7.03	% (4,5)	5.85	% (4,5)	4.28%	4.98%
Portfolio Turnover Rate	29	% (8)	68%	36%		36%		70%	74%

	Investor Class
	Six Months Ended		Year Ended	Year Ended		Year Ended		Year Ended	Year Ended
	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022	April 30, 2021
	(Unaudited)
Net asset value, beginning of year/period	$9.79		$9.77	$9.70		$10.32		$10.71	$8.92
Activity from investment operations:
Net investment income (1)	0.27		0.53	0.64		0.52		0.40	0.46
Net realized and unrealized gain (loss) on investments	0.12		0.13	0.07		(0.61)		(0.33)	1.85
Total from investment operations	0.39		0.66	0.71		(0.09)		0.07	2.31
Less distributions from:
Net investment income	(0.28)		(0.64)	(0.64)		(0.53)		(0.44)	(0.52)
Net realized gains	—		—	—		—		(0.01)	—
Return of Capital	—		—	—		—		(0.01)	—
Total distributions	(0.28)		(0.64)	(0.64)		(0.53)		(0.46)	(0.52)
Net asset value, end of year/period	$9.90		$9.79	$9.77		$9.70		$10.32	$10.71
Total return (2)	3.98	% (8)	6.95%	7.50	% (6)	(0.81	)% (6)	0.52%	26.37%
Net assets, at end of year/period (000s)	$293,975		$193,922	$151,881		$124,060		$114,783	$68,727
Ratio of gross expenses to average net assets (3)	1.50	% (4,9)	1.55%	1.56	% (4)	1.58	% (4)	1.59%	1.63%
Ratio of net expenses to average net assets	1.50	% (4,9)	1.55%	1.54	% (4)	1.56	% (4)	1.59%	1.78	% (7)
Ratio of net investment income to average net assets	5.52	% (4,5,9)	5.44%	6.54	% (4,5)	5.24	% (4,5)	3.77%	4.50%
Portfolio Turnover Rate	29	% (8)	68%	36%		36%		70%	74%

(1)	The net investment income per share data was determined using the average shares outstanding throughout each year/period.

(2)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions, if any. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(3)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser .

(4)	Does not include expenses of other investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests .

(6)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions. Adjustments may apply to some but not all years and classes.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods .

(8)	Not Annualized.

(9)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Income Fund
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Six Months Ended		Year Ended	Year Ended		Year Ended		Period Ended
	October 31, 2025		April 30, 2025	April 30, 2024		April 30, 2023		April 30, 2022 (1)
	(Unaudited)
Net asset value, beginning of year/period	$9.72		$9.71	$9.65		$10.27		$10.68
Activity from investment operations:
Net investment income (2)	0.29		0.56	0.66		0.56		0.34
Net realized and unrealized (loss) on investments	0.11		0.11	0.08		(0.62)		(0.42)
Total from investment operations	0.40		0.67	0.74		(0.06)		(0.08)
Less distributions from:
Net investment income	(0.29)		(0.66)	(0.68)		(0.56)		(0.31)
Net realized gains	—		—	—		—		(0.01)
Return of capital	—		—	—		—		(0.01)
Total distributions	(0.29)		(0.66)	(0.68)		(0.56)		(0.33)
Net asset value, end of year/period	$9.83		$9.72	$9.71		$9.65		$10.27
Total return (3)	4.12	% (5)	7.11%	7.97	% (7)	(0.52	)% (7)	(0.84	)% (5)
Net assets, at end of year/period (000s)	$196,652		$113,310	$54,291		$22,239		$12,034
Ratio of gross expenses to average net assets (4)	1.25	% (6,8)	1.31%	1.32	% (8)	1.33	% (8)	1.36	% (6)
Ratio of net expenses to average net assets	1.25	% (6,8)	1.31%	1.30	% (8)	1.31	% (8)	1.36	% (6)
Ratio of net investment income to average net assets	5.77	% (6,8,9)	5.73%	6.85	% (8,9)	5.66	% (8,9)	4.21	% (6)
Portfolio Turnover Rate	29	% (5)	68%	36%		36%		70	% (5)

(1)	Class A commenced investment operations on July 23, 2021.

(2)	The net investment income per share data was determined using the average shares outstanding throughout each year/period .

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions .

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(5)	Not Annualized .

(6)	Annualized.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class I
	Six Months Ended		Year Ended		Year Ended	Period Ended
	October 31, 2025		April 30, 2025		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.76		$9.82		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.33		0.73		1.04	0.97
Net realized and unrealized (loss) on investments	0.02		(0.03)		0.15	(0.33)
Total from investment operations	0.35		0.70		1.19	0.64
Less distributions from:
Net investment income	(0.33)		(0.76)		(1.06)	(0.95)
Total distributions	(0.33)		(0.76)		(1.06)	(0.95)
Net asset value, end of year/period	$9.78		$9.76		$9.82	$9.69
Total return (3)	3.68	% (5)	7.36%		12.85%	6.69	% (5)
Net assets, at end of year/period (000s)	$413,220		$413,247		$193,865	$29,721
Ratio of gross expenses to average net assets (4)	1.30	% (6,8)	1.33%		1.58%	2.36	% (6)
Ratio of net expenses to average net assets	1.28	% (6,8)	1.39	% (7)	1.50%	1.50	% (6)
Ratio of net investment income to average net assets	6.73	% (6,8,9)	7.47	% (7)	10.68%	9.90	% (6)
Portfolio Turnover Rate	31	% (5)	80%		15%	8	% (5)

	Investor Class
	Six Months Ended		Year Ended		Year Ended	Period Ended
	October 31, 2025		April 30, 2025		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.78		$9.84		$9.69	$10.00
Activity from investment operations:
Net investment income (2)	0.31		0.68		1.02	0.99
Net realized and unrealized (loss) on investments	0.02		(0.03)		0.12	(0.39)
Total from investment operations	0.33		0.65		1.14	0.60
Less distributions from:
Net investment income	(0.31)		(0.71)		(0.99)	(0.91)
Total distributions	(0.31)		(0.71)		(0.99)	(0.91)
Net asset value, end of year/period	$9.80		$9.78		$9.84	$9.69
Total return (3)	3.42	% (5)	6.83%		12.37%	6.22	% (5)
Net assets, at end of year/period (000s)	$77,126		$79,066		$24,777	$6
Ratio of gross expenses to average net assets (4)	1.80	% (6,8)	1.83%		1.99%	2.86	% (6)
Ratio of net expenses to average net assets	1.78	% (6,8)	1.89	% (7)	1.99%	2.00	% (6)
Ratio of net investment income to average net assets	6.21	% (6,8,9)	6.89	% (7)	10.42%	10.05	% (6)
Portfolio Turnover Rate	31	% (5)	80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser .

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods .

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Structured Income Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Year/Period

	Class A
	Six Months Ended		Year Ended		Year Ended	Period Ended
	October 31, 2025		April 30, 2025		April 30, 2024	April 30, 2023
	(Unaudited)
Net asset value, beginning of year/period	$9.77		$9.83		$9.68	$10.00
Activity from investment operations:
Net investment income (2)	0.32		0.70		1.04	1.03
Net realized and unrealized (loss) on investments	0.01		(0.02)		0.13	(0.42)
Total from investment operations	0.33		0.68		1.17	0.61
Less distributions from:
Net investment income	(0.32)		(0.74)		(1.02)	(0.93)
Total distributions	(0.32)		(0.74)		(1.02)	(0.93)
Net asset value, end of year/period	$9.78		$9.77		$9.83	$9.68
Total return (3)	3.44	% (5)	7.10%		12.66%	6.32	% (5)
Net assets, at end of year/period (000s)	$20,465		$14,415		$4,980	$540
Ratio of gross expenses to average net assets (4)	1.55	% (6,8)	1.59%		1.86%	2.61	% (6)
Ratio of net expenses to average net assets	1.53	% (6,8)	1.65	% (7)	1.75%	1.75	% (6)
Ratio of net investment income to average net assets	6.45	% (6,8,9)	7.17	% (7)	10.63%	10.56	% (6)
Portfolio Turnover Rate	31	% (5)	80%		15%	8	% (5)

(1)	Holbrook Structured Income commenced investment operations on May 2, 2022.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the year/period .

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser .

(5)	Not annualized.

(6)	Annualized.

(7)	Inclusive of the Adviser’s recapture of waived/reimbursed fees from prior periods .

(8)	Does not include expenses of other investment companies in which the Fund invests.

(9)	Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by underlying investment companies in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

Holbrook Total Return Fund (1)
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	Six Months Ended
	October 31, 2025
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.41
Net realized and unrealized (loss) on investments	0.06
Total from investment operations	0.47
Less distributions from:
Net investment income	(0.41)
Total distributions	(0.41)
Net asset value, end of period	$10.06
Total return (3)	4.73	% (5)
Net assets, at end of period (000s)	$16,054
Ratio of gross expenses to average net assets (4)	2.56	% (6)
Ratio of net expenses to average net assets	1.15	% (6)
Ratio of net investment income to average net assets	8.18	% (6)
Portfolio Turnover Rate	9	% (5)

	Class A
	Six Months Ended
	October 31, 2025
	(Unaudited)
Net asset value, beginning of period	$10.00
Activity from investment operations:
Net investment income (2)	0.39
Net realized and unrealized (loss) on investments	0.06
Total from investment operations	0.45
Less distributions from:
Net investment income	(0.39)
Total distributions	(0.39)
Net asset value, end of period	$10.06
Total return (3)	4.59	% (5)
Net assets, at end of period (000s)	$5
Ratio of gross expenses to average net assets (4)	12.21	% (6)
Ratio of net expenses to average net assets	1.40	% (6)
Ratio of net investment income to average net assets	7.78	% (6)
Portfolio Turnover Rate	9	% (5)

(1)	Holbrook Total Return Fund commenced investment operations on May 1, 2025.

(2)	The net investment income per share data was determined using the average shares outstanding throughout the period.

(3)	Total returns are historical in nature and assume changes in share price and reinvestment of dividends and capital gains distributions. Had the Adviser not absorbed a portion of Fund expenses, total returns would have been lower.

(4)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser .

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of these financial statements.

Holbrook Funds
Notes to Financial Statements (Unaudited)
October 31, 2025

1.	ORGANIZATION

The Holbrook Income Fund, the Holbrook Structured Income Fund, and the Holbrook Total Return Fund (each a “Fund” and collectively, the “Funds”) are each a diversified series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Holbrook Income Fund Class I and Investor Class shares commenced investment operations on July 6, 2016, and the Holbrook Income Fund Class A shares commenced investment operations on July 23, 2021. The Holbrook Structured Income Fund Class I, Investor Class and Class A shares commenced investment operations on May 2, 2022. The Holbrook Total Return Fund Class I and Class A shares commenced investment operations on May 1, 2025. The investment objective of each Fund is as follows:

Fund Name	Investment Objective
Holbrook Income Fund	Current income
Holbrook Structured Income Fund	Current income and the opportunity for capital appreciation to produce a total return
Holbrook Total Return Fund	Current income and the opportunity for capital appreciation to produce a total return

The Holbrook Income Fund and the Holbrook Structured Income Fund offer Class I, Investor Class and Class A shares. The Holbrook Total Return Fund offers Class I and Class A shares. Class A shares are offered at net asset value (“NAV”) plus a maximum sales charge of 1.25%, 2.25%, and 2.25% for Holbrook Income Fund, Holbrook Structured Income Fund, and Holbrook Total Return Fund, respectively. All other classes of shares are sold at net asset value without an initial sales charge. Class I shares are not subject to 12b-1 distribution fees and have a higher minimum initial investment than the Investor Class and Class A shares. Each share class represents an interest in the same assets of that Fund and classes are identical except for differences in their ongoing service and distribution charges. All classes of shares of each Fund have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. Each Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB Accounting Standards Update 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. Each Fund’s CODM is comprised of the Chief Financial Officer and the portfolio managers of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Security Valuation – Securities listed on an exchange are valued at the last quoted sales price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Funds may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Funds may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board of Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for the Funds, for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust, including the Funds. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Valuation Designee may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Valuation of Underlying Funds - The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or premium on shares of any closed-end investment company purchased by the Funds will not change.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures approved by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of October 31, 2025, for the Funds’ assets measured at fair value:

Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$—	$—	$5,877,827	$5,877,827
Open End Funds	5,028,050	—	—	5,028,050
Preferred Stocks	33,478,112	19,882,960	—	53,361,072
Asset Backed Securities	—	963,948,400	1,076,665	965,025,065
Corporate Bonds	163,602,105	1,261,279,679	—	1,424,881,784
Term Loans	—	21,333,758	—	21,333,758
U.S. Government & Agencies	—	387,310,841	—	387,310,841
Warrants	—	856,961	—	856,961
Short-Term Investments	101,013,054	—	—	101,013,054
Total Assets	$303,121,321	$2,654,612,599	$6,954,492	$2,964,688,412

Structured Income Fund

Assets *	Level 1	Level 2	Level 3	Total
Open End Funds	$10,056,100	$—	$—	$10,056,100
Asset Backed Securities	—	483,451,375	—	483,451,375
U.S. Government & Agencies	—	4,693,919	—	4,693,919
Corporate Bonds	—	3,450,183	—	3,450,183
Short-Term Investments	11,678,733	—	—	11,678,733
Total Assets	$21,734,833	$491,595,477	$—	$513,330,310

Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Preferred Stocks	$921,798	$—	$—	$921,798
Asset Backed Securities	—	5,805,650	—	5,805,650
Corporate Bonds	949,051	6,140,933	—	7,089,984
Non U.S. Government & Agencies	—	17,765	—	17,765
U.S. Government & Agencies	—	1,885,078	—	1,885,078
Short-Term Investments	325,609	—	—	325,609
Total Assets	$2,196,458	$13,849,426	$—	$16,045,884

*	Refer to the Schedule of Investments for classifications.

The following is a reconciliation for the Funds for which level 3 inputs were used in determining valuations.

				Change in					Ending
	Beginning	Accrued		unrealized					Balance
	balance April	Discount/	Total realized	appreciation/			Net Transfers	Net Transfer (out)	October 31,
Holbrook Income Fund	30, 2025	Premium	gain/(loss)	(depreciation)	Net Purchases	Net Sales	into Level 3	of Level 3	2025
HRR Funding, LLC Series 2021-1	1,261,546	503	—	(185,384)	—	—	—	—	1,076,665
Specialty Transportation Holdings, LLC	9,659,929	—	—	(3,782,102)	—	—	—	—	5,877,827

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

Quantitative disclosures of unobservable inputs and assumptions used by Holbrook Income Fund are below:

	Fair Value	Valuation Techniques	Unobservable inputs	Input Range	Impact to valuation from increase in input
HRR Funding, LLC 2021-1	1,076,665	Broker Quotes	Indicative value	49.5	Increase
Specialty Transportation Holdings, LLC	5,877,827	Discount Cash Flows	Discount Rate	45%	Increase
	$6,954,492

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared daily and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on ex dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – It is each Fund’s policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision has been recorded.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken for open tax years 2023-2025 for the Holbrook Income Fund and 2024-2025 for the Holbrook Structured Income Fund or expected to be taken for each Fund’s April 30, 2026, tax returns. Each Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where each of the Funds makes significant investments; however, each Fund is not aware of any tax positions for which it is reasonably expected that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits, as income tax expense in the Statement of Operations. As of October 31, 2025, the Funds did not incur any interest or penalties.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

3.	PRINCIPAL INVESTMENT RISKS

The Funds’ investments in securities and financial instruments expose them to various risks, certain of which are discussed below. The Funds’ prospectus and statement of additional information include further information regarding the risks associated with the Funds’ investments which include, but are not limited to:

Holbrook Income Fund: Baby Bonds Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed-End Fund Risk, Collateralized Loan Obligations Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Securities (“Junk Bond”) Risk, Industry Concentration Risk, Interest Rate Risk, Investment Companies Risk, Large Shareholder Transaction Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Portfolio Turnover Risk, Preferred Stock Risk, Quantitative Investing Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Holbrook Structured Income Fund: Cash Position Risk, Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Gap Risk, High Yield Securities (“Junk Bonds”) Risk, Illiquid Investments Risks, Industry Concentration Risk, Interest Rate Risk, Large Shareholder Transactions Risk, Leveraging Risk, Liquidity Risk, Management Risk, Market Events Risk, Market Risk, Mezzanine Securities Risk, Mortgage-Backed and Asset-Backed Securities Risk, New Fund Risk, Portfolio Turnover Risk, Prepayment Risk, Rating Agencies Risks, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Unrated Securities Risks, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Holbrook Total Return Fund: Baby Bonds Risk, Business Development Company (“BDC”) Risk, Cash Position Risk, Closed-End Fund Risk, Collateralized Loan Obligations Risk, Concentration in Certain Mortgage-Backed Securities Risk, Credit Risk, Currency Risk, Cybersecurity Risk, Derivatives Risk, Emerging Markets Risk, Extension Risk, Financial Services Sector Risk, Fixed Income Securities Risk, Floating or Variable Rate Securities Risk, Foreign (Non-U.S.) Investment Risk, Forward Commitments on MBS Risk, Gap Risk, High Yield Securities (“Junk Bond”) Risk, Industry Concentration Risk, Illiquid Investments Risk, Interest Rate Risk, Inverse Floater Risk, Investment Companies and Exchange-Traded Funds (“ETFs”) Risk, Large Shareholder Transaction Risk, Liquidity Risk, Loan Risk, Management Risk, Market Events Risk, Market Risk, Mezzanine Securities Risk, New Fund Risk, Portfolio Turnover Risk, Preferred Stock Risk, Prepayment Risk, Quantitative Investing Risk, Residential Loans and Mortgages Risk, Sector Risk, Structured Products Risk, Treasury Inflation Protected Securities Risk, Underlying Fund Risk, Unrated Securities Risk, U.S. Government Securities Risk, Valuation Risk, Volatility Risk, and Yield Curve Risk.

Baby Bonds Risk – The primary risk associated with Holbrook Income Fund’s investments in baby bonds is that the issuer or insurer of a baby bond may default on principal and/or interest payments when due on the baby bond. Such a default would have the effect of lessening the income generated by the Fund and/or the value of the baby bonds. Baby bonds are also subject to typical credit ratings risks associated with other fixed-income instruments. Baby bond securities are classified as Corporate Bonds on the Schedule of Investments.

Collateralized Loan Obligations Risk (CLOs) – The Funds are subject to certain risks as a result of its investments in CLOs. The CLO’s performance is linked to the expertise of the CLO manager and its ability to manage the CLO portfolio. The experience of a CLO manager plays an important role in the rating and risk assessment of CLO debt securities. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Funds will have no control. The Funds may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. Changes in the regulation of CLOs may adversely affect the value of the investments held by the Funds and the ability of the Funds to execute their investment strategies. CLO debt securities are limited recourse obligations of their issuers. CLO investors must rely solely on distributions from the underlying assets for payments on the CLO debt they hold. CLO debt is not guaranteed by the issuer or any other party. If

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. CLO debt securities may be subject to redemption. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets. Early termination of the reinvestment period could adversely affect a CLO investment.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Funds invest in fixed income securities, the value of your investment in the Funds will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Funds. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Longer-term securities may be more sensitive to interest rate changes.

Asset-Backed Securities Risk (Holbrook Structured Income Fund and Holbrook Total Return Fund) – Asset-backed securities may involve certain risks not presented by other securities. These risks include a greater chance of default during periods of economic downturn than other securities. Any future economic downturn could increase the risk that such assets underlying asset-backed securities purchased by the Funds will also suffer greater levels of default than were historically experienced. Also, asset-backed securities may be less liquid and therefore more difficult to value and liquidate, if necessary. Ultimately, asset-backed securities are dependent upon payment of the underlying consumer loans or receivables by individuals, and the certificate holder frequently has no recourse against the entity that originated the loans or receivables. During periods of declining interest rates, prepayment of loans underlying asset-backed securities can be expected to accelerate. Accordingly, the Funds’ ability to maintain positions in such securities will be affected by reductions in the principal amount of such securities resulting from prepayments, and its ability to reinvest the returns of principal at comparable yields is subject to generally prevailing interest rates at that time.

Market Risk – Overall market risk may affect the value of individual instruments in which the Funds invests. The Funds are subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Funds’ performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, trade restrictions (including tariffs), the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment and political events effect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Funds’ assets can decline as can the value of the Funds’ distributions. When the value of the Funds’ investments go down, your investment in the Funds decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments and could result in decreases to the Funds’ net asset values. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Funds and their investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect the Funds’ performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Preferred Stock Risk (Holbrook Income Fund) – The value of preferred stocks will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments. Preferred stock prices tend to move more slowly upwards than common stock prices. Convertible preferred stock tends to be more volatile than non-convertible preferred stock, because its value is related to the price of the issuer’s common stock as well as the dividends payable on the preferred stock. The value of preferred stocks will usually react more strongly than bonds and other debt securities to actual or perceived changes in issuer’s financial condition or prospects and may be less liquid than common stocks.

Structured Products Risk (Holbrook Structured Income Fund and Holbrook Total Return Fund) – The Funds may invest in Structured Products, including CLOs, CDOs, CMOs, and other asset-backed securities and debt securitizations. Some Structured Products have credit ratings, but are typically issued in various classes with various priorities. Normally, Structured Products are privately offered and sold (that is, they are not registered under the securities laws) and may be characterized by the Funds as illiquid securities; however, an active dealer market may exist for Structured Products that qualify for Rule 144A transactions. The senior and junior tranches of Structured Products may have floating or variable interest rates based on SOFR or an alternative reference rate and are subject to the risks associated with securities tied to a variable interest rate. The Funds may also invest in the equity tranches of a Structured Product, which typically represent the first loss position in the Structured Product, are unrated and are subject to higher risks. Equity tranches of Structured Products typically do not have a fixed coupon and payments on equity tranches will be based on the income received from the underlying collateral and the payments made to the senior tranches, both of which may be based on floating rates based on a variable reference rate.

4.	INVESTMENT TRANSACTIONS

For the period ended October 31, 2025, the cost of purchases and proceeds from sales of investment securities, other than short-term securities, for the Funds were as follows:

Fund	Purchase	Sales
Holbrook Income Fund	$1,854,315,939	$712,200,162
Holbrook Structured Income Fund	240,522,920	151,899,399
Holbrook Total Return Fund	19,266,190	1,376,084

5.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Advisory Fees – Holbrook Holdings, Inc. serves as the Funds’ Adviser. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser an investment advisory fee, computed and accrued daily and paid monthly based on average daily net assets as shown in the table below.

The Adviser has contractually agreed to reduce its fees and/or absorb the Funds’ expenses (the “Waiver Agreement”), until at least September 1, 2026, to ensure that Total Annual Fund Operating Expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

expenses; borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses (such as litigation)) do not exceed the expense limitation shown in the table below, and is based on the Funds’ average daily net assets and is subject to possible recoupment (or recapture) from the Funds in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment (or recapture) can be achieved within the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made.

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreement, and within three years of such waiver or reimbursement, the Funds’ Operating Expenses are subsequently less than what is shown in the table below of average daily net assets, the Adviser shall be entitled to recoupment or recapture from the Funds’ for such waived fees or reimbursed expenses provided that such recoupment (or recapture) does not cause the Funds’ expenses to exceed what is shown in the table below of average daily net assets. If Fund Operating Expenses attributable to Class I, Investor Class and Class A shares subsequently exceed what is shown in the table below per annum of the average daily net assets, the recoupment (or recapture) shall be suspended. During the period ended October 31, 2025, the Adviser waived the expenses in the table below.

						Managament
						Fee Waived/
	Investment	Expenses Limitation				Expenses Reimbursed	Affiliated
Fund	Advisory Fee	Cl I	Cl INV	Cl A	Expires	YTD 10/31/2025	Fees Waived
Holbrook Income Fund	0.80%	1.30%	1.80%	1.55%	9/1/2026	$—	$(19,857)
Holbrook Structured Income Fund	1.00%	1.50%	2.00%	1.75%	9/1/2026	—	(49,643)
Holbrook Total Return Fund	0.65%	1.15%	N/A	1.40%	9/1/2026	(106,625)	—

The Holbrook Income Fund and the Holbrook Structured Income Fund are invested in the Holbrook Total Return Fund. Fees and expenses of investments in the Holbrook Total Return Fund will be borne by the Holbrook Income Fund or Holbrook Structured Income Fund and each respective Fund’s shareholders. However, to avoid charging duplicative fees, the Adviser intends to voluntarily waive and/or reimburse the Holbrook Income Fund’s and Holbrook Structured Income Fund’s management fee with respect to the amount of its net assets invested in the Holbrook Total Return Fund. These fee waivers are not recapturable by the Adviser. The Adviser waived $106,625 in expenses for the Holbrook Total Return Fund which may be recaptured by April 30, 2028.

The Board has adopted the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that a monthly service and/or distribution fee is calculated by the Funds at an annual rate of 0.25% and 1.00% of its average daily net assets for Class A and Investor class share, respectively. Currently, the Funds’ Trustees have set the 12b-1 fee level at 0.50% for the Funds’ Investor Class shares. These fees are paid to Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts not otherwise required to be provided by the Adviser. For the period ended October 31, 2025, pursuant to the Plan, the fund paid the following 12b-1 fees:

Fund	Class A	Class Inv
Holbrook Income Fund	$200,283	$588,098
Holbrook Structured Income Fund	22,366	191,710
Holbrook Total Return Fund	6	N/A

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class I, Investor Class and Class A shares. For the period ended October 31, 2025, the Distributor received the following underwriter commissions:

Fund	Class I	Class Inv	Class A
Holbrook Income Fund	$—	$—	$64,801
Holbrook Structured Income Fund	—	—	4,034
Holbrook Total Return Fund	—	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Funds Solutions, LLC (“UFS”) – UFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

6.	AFFILATED INVESTMENTS

Investments which were affiliates of the Funds as of October 31, 2025, are noted in the Schedules of Investments. A summary of Holbrook Income Fund and Holbrook Structured Income Fund’s investment in the affiliated investment, Holbrook Total Return Fund, which is managed by the Adviser, is detailed below:

									Amount of
							Change in	Dividends	Gain (Loss)
					Shares at		Unrealized	Credited to	Realized on
Fund	Affiliated Holding	Shares at 4/30/25	Purchases	Sales	10/31/2025	Fair Value	Gain/(Loss)	Income	Sale of Shares
Holbrook Income Fund	Holbrook Total Return Fund	—	500,000	—	500,000	$5,028,050	28,050	$203,505	—
Holbrook Structured Income Fund	Holbrook Total Return Fund	—	1,000,000	—	1,000,000	10,056,100	56,100	407,011	—
		—	1,500,000	—	1,500,000	$15,084,150	84,150	$610,516	—

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Income Fund	$2,956,819,594	$28,761,445	$(20,892,627)	$7,868,818
Structured Income Fund	512,994,923	1,691,021	(1,355,634)	$335,387
Total Return Fund	15,896,965	287,637	(138,718)	$148,919

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the periods ended April 30, 2025, and April 30, 2024, was as follows:

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2025	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$123,476,934	$—	$—	$123,476,934
Holbrook Structured Income Fund	32,636,648	—	—	32,636,648

For fiscal year ended	Ordinary	Long-Term	Return of
4/30/2024	Income	Capital Gains	Capital	Total
Holbrook Income Fund	$98,728,423	$—	$—	$98,728,423
Holbrook Structured Income Fund	7,298,338	—	—	7,298,338

As of April 30, 2025, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Accumulated
	Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
Holbrook Income Fund	$8,796,766	$—	$—	$(65,209,655)	$(2,220,468)	$(11,760,801)	$(70,394,158)
Holbrook Structured Income Fund	568,748	—	(1,941,941)	(563,641)	(448,784)	(974,524)	$(3,360,142)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized losses, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales, trust preferred securities, partnerships and adjustments for accrued dividends payable. The difference between book basis and tax basis undistributed net investment income/(loss) and other book/tax adjustments is primarily attributable to the adjustments for accrued dividends payable.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses as follows:

Late Year
Losses
Holbrook Income Fund	$—
Holbrook Structured Income Fund	—

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The following Funds incurred and elected to defer such capital losses as follows:

Post October Losses
Holbrook Income Fund	$—
Holbrook Structured Income Fund	1,941,941

At April 30, 2025, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains, as follows:

	Short-Term	Long-Term	Total	CLCF Utilized
Holbrook Income Fund	$7,064,648	$58,145,007	$65,209,655	$—
Holbrook Structured Income Fund	267,960	295,681	563,641	—

Holbrook Funds
Notes to Financial Statements (Unaudited) (Continued)
October 31, 2025

9.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, the shareholders that own 25% or more of the voting securities are as follows:

		Structured	Total
Owner	Income Fund	Income Fund	Return Fund
Charles Schwab & Co., Inc.	43%	38%	—
Holbrook Income Fund	—	—	31%
Holbrook Structured Income Fund	—	—	63%

10.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited)
October 31, 2025

Changes in and Disagreements with Accountants

Not Applicable.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the Statement of Operations in the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on March 19, 2025 (the “Meeting”), the Board of Trustees (the “Board”) of Two Roads Shared Trust (the “Trust”), each of whom is not an “interested person” of the Trust (the “Independent Trustees” or the “Trustees”), as such term is defined under Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of the proposed investment advisory agreement (the “Advisory Agreement”) between Holbrook Holdings Inc. (“Holbrook” or the “Adviser”) and the Trust, on behalf of the Holbrook Total Return Fund (the “New Holbrook Fund” or the “Fund”).

In connection with the Board’s consideration of the Advisory Agreement, the Board received written materials in advance of the Meeting, which included information regarding: (i) the nature, extent, and quality of services to be provided to the Fund by Holbrook; (ii) a description of the Adviser’s investment management and other personnel; (iii) an overview of the Adviser’s operations and financial condition; (iv) a description of the Adviser’s brokerage practices (including any soft dollar arrangements); (v) a comparison of the Fund’s proposed advisory fees and estimated overall expenses with those of comparable mutual funds; (vi) the anticipated level of profitability from the Adviser’s fund-related operations; (vii) the Adviser’s compliance policies and procedures, including policies and procedures for personal securities transactions, business continuity and information security; and (viii) information regarding the performance record of other mutual funds with similar investment strategies.

Throughout the process, including at the meeting, the Board had numerous opportunities to ask questions of and request additional materials and information from Holbrook. The Board was advised by, and met in executive sessions with, the Board’s independent legal counsel, and received a memorandum from such independent counsel regarding its responsibilities under applicable law. The Board also noted that the evaluation process with respect to the Adviser is an ongoing one and that in this regard, the Board took into account discussions with management and information provided to the Board at and between prior meetings with respect to the services provided by the Adviser to other funds in the Trust advised by the Adviser, including quarterly performance reports prepared by management containing reviews of investment results and prior presentations from the Adviser. The Board noted that the information received and considered by the Board in connection with the Meeting and throughout the year was both written and oral.

Matters considered by the Board in connection with its approval of the Advisory Agreement with respect to the Fund included, among others, the following:

Nature, Extent and Quality of Services. The Board reviewed materials provided by Holbrook related to the Advisory Agreement with respect to the New Holbrook Fund, including: the Advisory Agreement; a description of the manner in which investment decisions will be made and executed; a review of the financial condition of Holbrook; an overview of the personnel that will perform advisory, compliance, and operational services for the New Holbrook Fund; Holbrook’s compliance program, including its business continuity policy, cybersecurity policies, and a code of ethics containing provisions reasonably necessary to prevent Access Persons, as that term is defined in Rule 17j-1 under the Investment Company Act of 1940 Act, from engaging in conduct prohibited by Rule 17j-1(b); information regarding risk management processes and liquidity management; an annual review of the operation of

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

Holbrook’s compliance program; information regarding the Adviser’s compliance and regulatory history; information regarding the Adviser’s valuation process; and an independent report prepared by Broadridge, an independent third- party data provider, analyzing the estimated fees and expenses of the New Holbrook Fund as compared to those of a peer group (“Peer Group”) of other mutual funds with similar investment strategies as selected by Broadridge.

In considering the nature and quality of services to be provided by Holbrook under the Advisory Agreement with respect to the New Holbrook Fund, the Board considered the level and sophistication of Holbrook’s employees’ asset management, risk management, operations, and compliance experience.

The Board also noted that on a regular basis it receives and reviews information from the Trust’s Chief Compliance Officer (“CCO”) regarding the Adviser’s compliance policies and procedures established pursuant to Rule 38a-1 under the 1940 Act, which included evaluations of the regulatory compliance systems of the Adviser. The Board noted the analysis by the Trust’s CCO that Holbrook’s compliance, risk management, and associated policies appeared to be operating effectively overall and that its policies and procedures were reasonably designed to prevent violations of federal securities laws. The Board also considered the significant risks assumed by Holbrook in connection with the services to be provided to the New Holbrook Fund, including entrepreneurial risk and ongoing risks including investment, operational, enterprise, litigation, regulatory, and compliance risks with respect to the New Holbrook Fund.

In considering the nature, extent, and quality of the services provided by Holbrook, the Board took into account its knowledge, acquired through discussions and reports during the preceding year and in past years, of Holbrook’s management and the quality of the performance of Holbrook’s duties. The Board concluded that Holbrook had sufficient quality and depth of personnel, resources, investment methods, and compliance policies and procedures to perform its duties under the Advisory Agreement with respect to the New Holbrook Fund and that the nature, overall quality, and extent of the advisory services to be provided by Holbrook to the New Holbrook Fund were anticipated to be satisfactory and reliable.

Performance. The Board noted that the Adviser did not currently manage a comparable fund or managed account with a performance track record for comparison. The Adviser provided the performance of the other Funds it manages, the Holbrook Income Fund and the Holbrook Structured Income Fund. The Board considered that the other Funds managed by the Adviser are also actively-managed fixed income funds and considered that each them has had strong performance since its inception and outperforms the majority of its peers. The Board noted that it was familiar with the capabilities of the Adviser and expected the Adviser to obtain an acceptable level of investment returns for shareholders of the New Holbrook Fund.

Fees and Expenses. Regarding the costs of the services to be provided by Holbrook, the Board considered, among other expense data, a comparison prepared by Broadridge of the New Holbrook Fund’s proposed advisory fee and estimated net total expenses compared to the advisory fee and net total expenses of the funds in its Peer Group and Morningstar category. The Board noted that while it found the data provided by the independent third- party generally useful, it recognized the data’s limitations, including potential differences in the investment strategies of the New Holbrook Fund relative to the strategies of the funds in its Peer Group, as well as the level, quality and nature of the services to be provided by Holbrook with respect to the New Holbrook Fund.

The Board noted that the New Holbrook Fund’s proposed contractual advisory fee was above the median of its Peer Group and Morningstar category but was not the highest among the funds in its Morningstar category. The Board also considered that the estimated net total expenses of the New Holbrook Fund were above the median of its Peer Group and Morningstar category but was not the highest among the funds in its Morningstar category.

The Board took into account that Holbrook had agreed to waive its fees and/or reimburse the new Holbrook Fund expenses to limit total annual operating expenses (exclusive of (i) any front-end or contingent deferred loads; (ii) taxes; (iii) interest; (iv) brokerage commissions; (v) expenses incurred in connection with any merger or

Holbrook Funds
ADDITIONAL INFORMATION (Unaudited) (Continued)
October 31, 2025

reorganization; (vi) underlying fund fees and expenses; or (vii) extraordinary expenses such as litigation) to 1.15% and 1.40% for Class I and Class A shares, respectively.

Based on the factors above, the Board concluded that the proposed advisory fee for the New Holbrook Fund was not unreasonable.

Profitability. The Board considered the estimated profitability of Holbrook and whether these estimated profits were reasonable in light of the services to be provided to the New Holbrook Fund. The Board also considered and reviewed estimated profitability analysis prepared by Holbrook. The Board concluded that, based on the estimated costs of launching and managing the New Holbrook Fund during its first year of operations, the estimated profitability, if any, of Holbrook from its relationship with the New Holbrook Fund was not expected to be excessive, if any was realized.

Economies of Scale. The Board considered whether Holbrook would realize economies of scale with respect to the advisory services to be provided to the New Holbrook Fund. The Board considered the profitability information provided and noted that expenses of managing the New Holbrook Fund as a percentage of assets under management were expected to decrease as the New Holbrook Fund’s assets grew. The Board concluded that at the projected asset levels for the initial term of the Advisory Agreement, economies of scale were not a consideration at this time but that the Board would consider whether economies of scale exist in the future with respect to the New Holbrook Fund.

Other Benefits. The Board also considered the character and amount of other direct and incidental benefits to be received by Holbrook from its relationship with the New Holbrook Fund. The Board noted that Holbrook did not believe it would receive any direct, indirect, or ancillary material “fall-out” benefits from its relationship with the New Holbrook Fund, although the Board noted that certain reputational benefits may result from the relationship. The Board concluded that any benefits are reasonable.

Conclusion. The Board, having requested and received such information from Holbrook as it believed reasonably necessary to evaluate the terms of the Advisory Agreement with respect to the New Holbrook Fund, and having been advised by independent counsel that it had appropriately considered and weighed all relevant factors, determined that approval of the Advisory Agreement with respect to the New Holbrook Fund for an initial two-year term was in the best interests of the New Holbrook Fund and its prospective shareholders.

In considering the approval of the Advisory Agreement with respect to the New Holbrook Fund, the Board considered a variety of factors, including those discussed above, and also considered other factors including conditions and trends prevailing generally in the economy, the securities markets, and the industry. The Board did not identify any one factor as determinative, and each Independent Trustee may have weighed each factor differently.

Proxy Voting Policy

Information regarding how the Funds votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Funds used to determine how to vote proxies is available without charge, upon request, by calling 1-877-345-8646 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Form N-PORT is available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-877-345-8646.

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which contains information about the Funds’ investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

Investment Adviser
Holbrook Holdings, Inc.
3225 Cumberland Blvd SE Suite 100
Atlanta, GA 30339

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

(b)	Financial Highlights are included in Item 7(a)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7(a)

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7(a)

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation as of a date within 90 days of this report on Form N-CSR, based on their evaluation of these disclosure controls and procedures as required by Rule 30a-3(b) under the Act.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Not applicable

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By /s/ James Colantino
James Colantino
Principal Executive Officer/President

Date: January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ James Colantino
James Colantino Principal Executive Officer/President

Date: January 6, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

By /s/ Laura Szalyga
By Laura Szalyga Principal Financial Officer/Treasurer

Date: January 6, 2026